                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599
                 ----------------------------------------------

                            STATE STREET MASTER FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

        (Name and Address of Agent for Service)          Copy to:

Julie Tedesco, Vice President and Senior Counsel  Timothy W. Diggins, Esq.
       State Street Bank and Trust Company            Ropes & Gray
           One Federal Street, 9th Floor          One International Place
           Boston, Massachusetts 02110       Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2004

ITEM 1: SHAREHOLDER REPORT

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                                 ANNUAL REPORT
                               DECEMBER 31, 2004

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

THE PORTFOLIO

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2004, the Portfolio gained 10.86%. For the same period, the S&P 500(R) Index gained 10.88%.

THE MARKET

The S&P 500(R) Index finished strong for the year, ending 2004 with a solid 10.88% gain. After a rocky third quarter, equities dramatically picked up in October when a number of solid corporate profit reports led investors to maintain positions in the face of a renewed surge in crude oil. In November, the Index returned 4.1%. When the U.S. presidential election was decided quickly and without controversy, the bulls mounted a fresh stampede to the upside. The rally continued into December with additional gains of 3.4%. This was extremely good news after experiencing small positive returns in the first half of the year and a difficult market during most of the third quarter. The equity market sank in July and August, weighted by second-quarter earnings releases that failed to offer enough enthusiasm regarding the second half of the year, a weak July jobs report and a sharp rise in crude oil prices.

All ten economic sectors represented in the S&P 500(R) Index posted positive results for the year. Energy and Utilities had the highest total returns, while Financials, Industrials and Energy were the greatest contributors to the Index's return. Financials, Industrials, and Energy were bolstered by the respective strengths of Bank of America Corp., General Electric Co. and ExxonMobil Corp. During the second quarter, Bank of America Corp. benefited from its expanded customer base resulting from its merger with FleetBoston and new focus on its higher-margin consumer loan department. General Electric Corp. had a share increase from an acquisition in April, and also moved from being solely a growth stock in the Russell Indexes to mostly value, leading to increased demand from indexers. Not surprisingly, Energy was a top performer this year due to surging oil prices, which fueled investor optimism and brought in a total return of 31.24% for the Index.

Health Care was the weakest performing sector for the year as threats of competition from drug imports and concerns about declining new-product pipelines punished some of the larger companies within this segment. In late September, Merck & Co. Inc. recalled its multi-billion dollar arthritis drug Vioxx after research concluded that the drug doubled the risk of heart attack or stroke. Pfizer, Inc. also trailed the overall sector after the company lowered its revenue expectations for the quarter. Additionally, risk surrounding the presidential election weighed heavily on drug stocks. Information Technology was not far behind Health Care, having been the worst-performing sector of the market during the third quarter

STATE STREET EQUITY 500 INDEX PORTFOLIO
of 2004, as measured by the S&P 500(R) Index. In general, many of the more speculative companies in this sector fell due to lackluster domestic spending on technology.

The top contributors to the Index's return for the 12 month period ending December 31, 2004 were ExxonMobil Corp, General Electric Co. and Johnson & Johnson, while Pfizer, Inc., Intel Corp. and Cisco Systems, Inc. were the largest detractors.

The top three performing stocks in the Index for the year 2004 were Autodesk Inc., Apple Computer Inc., and TXU Corp. The bottom three performing stocks in the Index for the year 2004 were Winn-Dixie Stores, CIENA Corp. and PMC-Sierra Inc.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         DECEMBER 31, 2004
--------------------------------------------------------------------------------
Common Stocks                                                         97.5%
--------------------------------------------------------------------------------
Money Market Funds                                                     5.7
--------------------------------------------------------------------------------
U.S. Government Securities                                             0.2
--------------------------------------------------------------------------------
Liabilities less cash and other assets                                (3.4)
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Financials                                                           20.1%
--------------------------------------------------------------------------------
Information Technology                                               16.2
--------------------------------------------------------------------------------
Health Care                                                          12.2
--------------------------------------------------------------------------------
Industrials                                                          11.4
--------------------------------------------------------------------------------
Consumer Discretionary                                               11.3
--------------------------------------------------------------------------------
Total                                                                71.2%
--------------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                               STATE STREET EQUITY 500 INDEX
                                                                        PORTFOLIO *                    S&P 500 INDEX ** (B)
                                                               -----------------------------           --------------------
3/1/00                                                                     10000                              10000
6/30/00                                                                    10683                              10608
12/31/00                                                                    9759                               9683
6/30/01                                                                     9090                               9035
12/31/01                                                                    8594                               8532
6/30/02                                                                     7460                               7409
12/31/02                                                                    6689                               6646
6/30/03                                                                     7475                               7427
12/31/03                                                                    8604                               8552
6/30/04                                                                     8901                               8846
12/31/04                                                                    9538                               9482

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                  For the Fiscal Year Ended December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2004            (March 1, 2000)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street Equity 500
   Index Portfolio                                        10.86%                      -0.97%
 S&P 500 Index(b)                                         10.88%                      -1.09%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.
(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2004 to December 31, 2004.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2004

-------------------------------------------------------------------------------------------------
                                                BEGINNING          ENDING
                                              ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                              JULY 1, 2004    DECEMBER 31, 2004   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN               $1,000.00         $1,071.57            $0.23
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                    $1,000.00         $1,024.91            $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2004 was 0.045% . The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
COMMON STOCKS -- 97.5%
CONSUMER DISCRETIONARY -- 11.3%
AutoNation, Inc.(a)(f)              61,900     $    1,189
AutoZone, Inc.(a)                   19,587          1,788
Bed Bath & Beyond, Inc.(a)          71,414          2,844
Best Buy Co., Inc.                  76,621          4,553
Big Lots, Inc.(a)                   28,738            349
Black & Decker Corp.                18,933          1,672
Brunswick Corp.                     22,029          1,090
Carnival Corp.                     152,619          8,795
Centex Corp.                        29,076          1,732
Circuit City Stores, Inc.           48,139            753
Clear Channel Communications,
  Inc.                             138,965          4,654
Coach, Inc.(a)                      44,400          2,504
Comcast Corp.(a)(f)                533,067         17,740
Cooper Tire & Rubber Co.            18,137            391
Dana Corp.                          36,349            630
Darden Restaurants, Inc.            37,210          1,032
Delphi Corp.(f)                    131,567          1,187
Dillard's, Inc. Class A(f)          19,453            523
Dollar General Corp.                77,315          1,606
Dow Jones & Co., Inc.(f)            19,326            832
Eastman Kodak Co.(f)                67,537          2,178
eBay, Inc.(a)                      159,160         18,507
Family Dollar Stores, Inc.          39,668          1,239
Federated Department Stores,
  Inc.                              42,276          2,443
Ford Motor Co.(f)                  442,155          6,473
Fortune Brands, Inc.                33,966          2,622
Gannett Co., Inc.                   62,738          5,126
Gap, Inc.                          212,030          4,478
General Motors Corp.(f)            136,773          5,479
Genuine Parts Co.                   41,293          1,819
Goodyear Tire & Rubber
  Co.(a)(f)                         43,242            634
Harley-Davidson, Inc.               69,538          4,224
Harrah's Entertainment, Inc.(f)     26,433          1,768
Hasbro, Inc.                        42,787            829
Hilton Hotels Corp.                 91,643          2,084
Home Depot, Inc.                   526,857         22,518
International Game Technology       81,152          2,790
Interpublic Group of Cos.,
  Inc.(a)(f)                        99,577          1,334

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
JC Penney & Co., Inc.               67,088     $    2,777
Johnson Controls, Inc.              44,796          2,842
Jones Apparel Group, Inc.           29,379          1,074
KB HOME(f)                          10,931          1,141
Knight-Ridder, Inc.                 18,291          1,224
Kohl's Corp.(a)                     83,510          4,106
Leggett & Platt, Inc.(f)            45,054          1,281
Limited Brands                     100,169          2,306
Liz Claiborne, Inc.                 25,341          1,070
Lowe's Cos., Inc.                  185,423         10,679
Marriot International, Inc.
  Class A                           53,439          3,366
Mattel, Inc.                        97,545          1,901
May Department Stores Co.           68,567          2,016
Maytag Corp.(f)                     19,329            408
McDonald's Corp.                   299,153          9,591
McGraw-Hill, Inc.                   44,813          4,102
Meredith Corp.                      11,847            642
New York Times Co. Class A          34,745          1,418
Newell Rubbermaid, Inc.(f)          65,221          1,578
NIKE, Inc. Class B                  62,213          5,642
Nordstrom, Inc.                     32,538          1,521
Office Depot, Inc.(a)               74,470          1,293
OfficeMax, Inc.                     20,919            656
Omnicom Group, Inc.                 44,117          3,720
Pulte Homes, Inc.                   29,936          1,910
Radioshack Corp.                    37,253          1,225
Reebok International, Ltd.(f)       14,471            637
Reynolds American, Inc.(f)          34,840          2,738
Sears Roebuck & Co.(f)              49,954          2,549
Sherwin-Williams Co.                33,570          1,498
Snap-On, Inc.(f)                    14,348            493
Stanley Works                       19,732            967
Staples, Inc.                      117,150          3,949
Starbucks Corp.(a)                  96,826          6,038
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           49,112          2,868
Target Corp.                       214,857         11,158
Tiffany & Co.                       34,368          1,099
Time Warner, Inc.(a)             1,098,947         21,364
TJX Cos., Inc.                     115,113          2,893
Toys "R" Us, Inc.(a)                50,369          1,031
Tribune Co.                         74,955          3,159

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications, Inc.
  Class A(a)                        76,018     $    2,225
V.F. Corp.(f)                       25,988          1,439
Viacom, Inc. Class B               409,697         14,909
Visteon Corp.(f)                    30,453            298
Walt Disney Co.                    488,373         13,577
Wendy's International, Inc.         26,767          1,051
Whirlpool Corp.                     15,666          1,084
Yum! Brands, Inc.                   71,522          3,374
                                              ------------
                                                  312,296
                                              ------------
CONSUMER STAPLES -- 10.1%
Adolph Coors Co. Class B(f)          8,944            677
Alberto Culver Co. Class B(f)       21,658          1,052
Albertson's, Inc.(f)                87,513          2,090
Altria Group, Inc.                 492,064         30,065
Anheuser-Busch Cos., Inc.          190,267          9,652
Archer-Daniels-Midland Co.         159,567          3,560
Avon Products, Inc.                114,848          4,445
Brown-Forman Corp. Class B          28,582          1,391
Campbell Soup Co.(f)                96,683          2,890
Clorox Co.                          36,010          2,122
Coca-Cola Co.                      580,335         24,159
Coca-Cola Enterprises, Inc.(f)     110,900          2,312
Colgate-Palmolive Co.              125,535          6,422
ConAgra Foods, Inc.                124,446          3,665
Costco Wholesale Corp.             113,551          5,497
CVS Corp.                           97,192          4,380
General Mills, Inc.                 85,964          4,273
Gillette Co.                       238,444         10,678
H.J. Heinz Co.                      82,320          3,210
Hershey Foods Corp.                 58,008          3,222
Kellogg Co.                         97,529          4,356
Kimberly-Clark Corp.               116,564          7,671
Kroger Co.(a)                      174,022          3,052
McCormick & Co., Inc.               32,900          1,270
Pepsi Bottling Group, Inc.          60,453          1,635
PepsiCo, Inc.                      404,210         21,100
Procter & Gamble Co.               607,922         33,484
Safeway, Inc.(a)(f)                105,293          2,078
Sara Lee Corp.                     186,917          4,512
SuperValu, Inc.                     32,060          1,107
Sysco Corp.                        154,881          5,912

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
UST Corp.(f)                        38,947     $    1,874
Wal-Mart Stores, Inc.            1,014,128         53,566
Walgreen Co.                       243,910          9,359
Wrigley Wm., Jr. Co.                52,916          3,661
                                              ------------
                                                  280,399
                                              ------------
ENERGY -- 6.7%
Amerada Hess Corp.(f)               21,202          1,747
Anadarko Petroleum Corp.            58,954          3,821
Apache Corp.                        76,830          3,885
Ashland, Inc.                       16,580            968
Baker Hughes, Inc.                  78,680          3,357
BJ Services Co.                     37,855          1,762
Burlington Resources, Inc.          92,956          4,044
ChevronTexaco Corp.                507,994         26,675
ConocoPhillips                     165,841         14,400
Devon Energy Corp.                 117,922          4,589
EOG Resources, Inc.                 27,884          1,990
ExxonMobil Corp.                 1,544,302         79,161
Halliburton Co.                    103,986          4,080
Kerr-McGee Corp.                    35,236          2,036
Marathon Oil Corp.                  81,534          3,066
Nabors Industries, Ltd.(a)          35,515          1,822
Noble Corp.(a)                      31,523          1,568
Occidental Petroleum Corp.          95,523          5,575
Rowan Cos., Inc.(a)(f)              25,439            659
Schlumberger, Ltd.                 141,807          9,494
Sunoco, Inc.                        17,728          1,448
Transocean, Inc.(a)                 75,595          3,204
Unocal Corp.                        62,388          2,698
Valero Energy Corp.                 60,700          2,756
                                              ------------
                                                  184,805
                                              ------------
FINANCIALS -- 20.1%
ACE, Ltd.                           67,355          2,879
AFLAC, Inc.                        119,516          4,762
Allstate Corp.                     163,207          8,441
Ambac Financial Group, Inc.         25,747          2,115
American Express Co.               301,373         16,988
American International Group,
  Inc.                             623,983         40,977
AmSouth Bancorp(f)                  83,319          2,158
AON Corp.                           74,223          1,771
Apartment Investment &
  Management Co. Class A            22,300            859

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- (CONTINUED)
Archstone-Smith Trust               46,200     $    1,769
Bank of America Corp.              967,500         45,463
Bank of New York Co., Inc.         187,879          6,279
BB&T Corp.                         130,618          5,492
Bear Stearns Cos., Inc.             24,299          2,486
Capital One Financial Corp.         58,815          4,953
Charles Schwab Corp.               321,893          3,850
Chubb Corp.                         45,039          3,463
Cincinnati Financial Corp.          39,700          1,757
CIT Group, Inc.                     49,300          2,259
Citigroup, Inc.                  1,242,671         59,872
Comerica, Inc.                      40,432          2,467
Compass Bancshares, Inc.            28,900          1,407
Countrywide Financial Corp.        140,686          5,207
E*Trade Financial Corp.(a)          87,400          1,307
Equity Office Properties Trust      95,241          2,773
Equity Residential                  66,207          2,395
Fannie Mae                         232,429         16,551
Federal Home Loan Mortgage
  Corp.                            165,846         12,223
Federated Investors, Inc. Class
  B(f)                              25,500            775
Fifth Third Bancorp                135,400          6,402
First Horizon National Corp.(f)     29,117          1,255
Franklin Resources, Inc.            59,144          4,119
Golden West Financial Corp.         74,322          4,565
Goldman Sachs Group, Inc.          115,600         12,027
Hartford Financial Services
  Group, Inc.                       71,288          4,941
Huntington Bancshares, Inc.         53,954          1,337
J.P. Morgan Chase & Co.            853,819         33,307
Janus Capital Group, Inc.           56,319            947
Jefferson-Pilot Corp.               32,160          1,671
KeyCorp(f)                          95,809          3,248
Lehman Brothers Holdings, Inc.      63,918          5,592
Lincoln National Corp.              41,431          1,934
Loews Corp.                         43,814          3,080
M & T Bank Corp.                    27,500          2,966
Marsh & McLennan Cos., Inc.        128,136          4,216
Marshall & Ilsley Corp.             52,292          2,311
MBIA, Inc.                          33,758          2,136
MBNA Corp.                         308,002          8,683

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Mellon Financial Corp.             100,423     $    3,124
Merrill Lynch & Co., Inc.(f)       223,927         13,384
MetLife, Inc.                      176,707          7,158
MGIC Investment Corp.(f)            23,262          1,603
Moody's Corp.                       34,865          3,028
Morgan Stanley                     261,043         14,493
National City Corp.                163,891          6,154
North Fork Bancorp, Inc.           110,135          3,177
Northern Trust Corp.                51,840          2,518
Plum Creek Timber Co., Inc.         43,080          1,656
PNC Financial Services Group,
  Inc.                              66,447          3,817
Principal Financial Group, Inc.     73,750          3,019
Progressive Corp.(f)                47,247          4,008
ProLogis                            43,400          1,881
Providian Financial Corp.(a)        69,673          1,148
Prudential Financial, Inc.         122,300          6,722
Regions Financial Corp.            113,009          4,022
SAFECO Corp.(f)                     29,664          1,550
Simon Property Group, Inc.          52,963          3,425
SLM Corp.                          102,642          5,480
Sovereign Bancorp, Inc.             81,500          1,838
St. Paul Travelers Cos., Inc.      161,925          6,003
State Street Corp.(g)               79,225          3,892
SunTrust Banks, Inc.                89,572          6,618
Synovus Financial Corp.             72,604          2,075
T. Rowe Price Group, Inc.(f)        29,990          1,865
Torchmark Corp.                     25,876          1,479
U.S. Bancorp                       446,561         13,986
UnumProvident Corp.(f)              70,835          1,271
Wachovia Corp.                     384,786         20,240
Washington Mutual, Inc.            207,113          8,757
Wells Fargo Co.                    405,711         25,215
XL Capital, Ltd. Class A            32,632          2,534
Zions Bancorp                       21,319          1,450
                                              ------------
                                                  557,025
                                              ------------
HEALTH CARE -- 12.2%
Abbott Laboratories                373,967         17,445
Aetna, Inc.                         36,032          4,495
Allergan, Inc.                      30,991          2,512
AmerisourceBergen Corp.             26,416          1,550
Amgen, Inc.(a)                     304,875         19,558

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
HEALTH CARE -- (CONTINUED)
Applera Corp. -- Applied
  Biosystems Group                  47,567     $      995
Bausch & Lomb, Inc.(f)              12,825            827
Baxter International, Inc.         149,426          5,161
Becton, Dickinson & Co.             61,729          3,506
Biogen Idec, Inc.(a)                80,073          5,334
Biomet, Inc.                        60,041          2,605
Boston Scientific Corp.(a)         203,896          7,248
Bristol-Myers Squibb Co.           462,617         11,852
C.R. Bard, Inc.                     24,494          1,567
Cardinal Health, Inc.              104,466          6,075
Caremark Rx, Inc.(a)               111,408          4,393
Chiron Corp.(a)                     44,644          1,488
CIGNA Corp.                         32,389          2,642
Eli Lilly & Co.                    271,897         15,430
Express Scripts, Inc.(a)            18,600          1,422
Forest Laboratories, Inc.(a)        87,006          3,903
Genzyme Corp.(a)                    56,105          3,258
Gilead Sciences, Inc.(a)           105,400          3,688
Guidant Corp.                       77,164          5,563
HCA, Inc.                           99,359          3,970
Health Management Associates,
  Inc. Class A(f)                   57,298          1,302
Hospira, Inc.(a)                    37,336          1,251
Humana, Inc.(a)                     37,625          1,117
IMS Health, Inc.                    55,281          1,283
Johnson & Johnson                  710,846         45,082
King Pharmaceuticals, Inc.(a)       56,932            706
Laboratory Corp. of America
  Holdings(a)                       32,800          1,634
Manor Care, Inc.                    21,251            753
McKesson Corp.                      69,231          2,178
Medco Health Solutions, Inc.(a)     63,872          2,657
MedImmune, Inc.(a)                  59,465          1,612
Medtronic, Inc.                    290,502         14,429
Merck & Co., Inc.                  532,503         17,115
Millipore Corp.(a)                  11,628            579
Mylan Laboratories Inc.(f)          63,800          1,128
Pfizer, Inc.                     1,803,974         48,509
Quest Diagnostics Inc.(f)           24,000          2,293
Schering-Plough Corp.              355,524          7,423
St. Jude Medical, Inc.(a)           83,894          3,518

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Stryker Corp.                       97,608     $    4,710
Tenet Healthcare Corp.(a)          109,309          1,200
UnitedHealth Group, Inc.           157,084         13,828
Watson Pharmaceuticals,
  Inc.(a)(f)                        25,803            847
Wellpoint, Inc.(a)                  70,389          8,095
Wyeth                              320,731         13,660
Zimmer Holdings, Inc.(a)            58,020          4,649
                                              ------------
                                                  338,045
                                              ------------
INDUSTRIALS -- 11.4%
3M Co.                             185,884         15,256
Allied Waste Industries,
  Inc.(a)(f)                        75,867            704
American Power Conversion
  Corp.(f)                          47,267          1,012
American Standard Cos., Inc.(a)     50,621          2,092
Apollo Group, Inc.(a)               45,375          3,662
Avery Dennison Corp.                26,370          1,581
Boeing Co.                         199,645         10,336
Burlington Northern Santa Fe
  Corp.                             91,350          4,322
Caterpillar, Inc.                   82,285          8,024
Cendant Corp.                      248,722          5,815
Cintas Corp.                        40,382          1,771
Cooper Industries, Ltd.             21,821          1,481
CSX Corp.                           50,624          2,029
Cummins, Inc.(f)                    10,373            869
Danaher Corp.(f)                    75,026          4,307
Deere & Co.                         58,441          4,348
Delta Air Lines, Inc.(a)(f)         30,493            228
Dover Corp.                         47,913          2,009
Eaton Corp.                         35,478          2,567
Emerson Electric Co.               101,335          7,104
Equifax, Inc.                       32,069            901
FedEx Corp.                         71,646          7,056
Fluor Corp.(f)                      19,806          1,080
General Dynamics Corp.              47,806          5,001
General Electric Co.(e)          2,530,423         92,360
Goodrich Co.                        27,955            912
H&R Block, Inc.(f)                  38,810          1,902
Honeywell International, Inc.      207,642          7,353
Illinois Tool Works, Inc.           71,164          6,596
Ingersoll-Rand Co. Class A          41,050          3,296
ITT Industries, Inc.                22,002          1,858

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INDUSTRIALS -- (CONTINUED)
Lockheed Martin Corp.              104,871     $    5,826
Masco Corp.                        108,974          3,981
Monster Worldwide, Inc.(a)          27,692            932
Navistar International
  Corp.(a)(f)                       16,880            742
Norfolk Southern Corp.              93,261          3,375
Northrop Grumman Corp.              89,278          4,853
PACCAR, Inc.                        40,970          3,297
Pall Corp.                          29,474            853
Parker-Hannifin Corp.               28,223          2,138
Pitney Bowes, Inc.                  54,539          2,524
Power-One, Inc.(a)                  20,500            183
R.R. Donnelley & Sons Co.           51,860          1,830
Raytheon Co.                       107,714          4,183
Robert Half International, Inc.     41,114          1,210
Rockwell Automation, Inc.           43,520          2,156
Rockwell Collins, Inc.              42,119          1,661
Ryder Systems, Inc.                 15,380            735
Southwest Airlines Co.             186,140          3,030
Textron, Inc.                       32,775          2,419
Tyco International, Ltd.           483,048         17,264
Union Pacific Corp.                 61,040          4,105
United Parcel Service, Inc.
  Class B                          268,800         22,972
United Technologies Corp.          121,657         12,573
W.W. Grainger, Inc.                 21,709          1,446
Waste Management, Inc.             136,579          4,089
                                              ------------
                                                  316,209
                                              ------------
INFORMATION TECHNOLOGY -- 16.2%
ADC Telecommunications,
  Inc.(a)(f)                       190,527            511
Adobe Systems, Inc.                 56,771          3,562
Advanced Micro Devices,
  Inc.(a)(f)                        95,384          2,100
Affiliated Computer Services,
  Inc.(a)(f)                        30,200          1,818
Agilent Technologies, Inc.(a)      115,127          2,775
Altera Corp.(a)                     87,978          1,821
Analog Devices, Inc.                88,861          3,281
Andrew Corp.(a)                     37,727            514
Apple Computer, Inc.(a)             97,246          6,263
Applied Materials, Inc.(a)         403,661          6,903
Applied Micro Circuits
  Corp.(a)(f)                       75,042            316

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Autodesk, Inc.                      53,630     $    2,035
Automatic Data Processing, Inc.    140,838          6,246
Avaya, Inc.(a)(f)                  107,415          1,848
BMC Software, Inc.(a)               51,336            955
Broadcom Corp.(a)                   77,846          2,513
CIENA Corp.(a)(f)                  138,988            464
Cisco Systems, Inc.(a)           1,578,359         30,462
Citrix Systems, Inc.(a)             40,553            995
Computer Associates
  International, Inc.              138,244          4,294
Computer Sciences Corp.(a)          44,782          2,524
Compuware Corp.(a)                  92,657            599
Comverse Technology, Inc.(a)        45,938          1,123
Convergys Corp.(a)                  35,005            525
Corning, Inc.(a)                   334,285          3,935
Dell, Inc.(a)                      595,791         25,107
Electronic Arts, Inc.(a)            72,000          4,441
Electronic Data Systems
  Corp.(f)                         120,686          2,788
EMC Corp.(a)                       577,841          8,592
First Data Corp.                   200,104          8,512
Fiserv, Inc.(a)                     46,347          1,863
Fisher Scientific
  International, Inc.(a)            27,200          1,697
Freescale Semiconductor,
  Inc.(a)                           94,408          1,733
Gateway, Inc.(a)(f)                 91,465            550
Hewlett-Packard Co.                725,419         15,212
Intel Corp.                      1,515,203         35,441
International Business Machines
  Corp.                            398,818         39,315
Intuit, Inc.(a)                     45,051          1,983
Jabil Circuit, Inc.(a)              48,013          1,228
JDS Uniphase Corp.(a)(f)           344,319          1,091
KLA-Tencor Corp.(a)(f)              46,264          2,155
Lexmark International Group,
  Inc. Class A(a)                   30,602          2,601
Linear Technology Corp.             72,475          2,809
LSI Logic Corp.(a)(f)               93,535            513
Lucent Technologies, Inc.(a)(f)  1,074,672          4,041
Maxim Integrated Products, Inc.     77,056          3,266
Mercury Interactive Corp.(a)        21,548            981
Micron Technology, Inc.(a)         144,032          1,779
Microsoft Corp.(e)               2,602,704         69,518
Molex, Inc.                         44,310          1,329

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
Motorola, Inc.                     586,198     $   10,083
National Semiconductor Corp.        84,318          1,513
NCR Corp.(a)                        22,192          1,536
Network Appliance, Inc.(a)          87,767          2,916
News Corp. Class A(f)              609,600         11,375
Novell, Inc.(a)(f)                  90,942            614
Novellus Systems, Inc.(a)           33,669            939
NVIDIA Corp.(a)(f)                  38,651            911
Oracle Corp.(a)                  1,231,538         16,897
Parametric Technology Corp.(a)      61,941            365
Paychex, Inc.                       89,227          3,041
PerkinElmer, Inc.                   31,257            703
PMC-Sierra, Inc.(a)(f)              40,024            450
QLogic Corp.(a)                     21,745            799
QUALCOMM, Inc.                     393,578         16,688
Sabre Holdings Corp. Class A        32,324            716
Sanmina-SCI Corp.(a)               124,358          1,053
Scientific-Atlanta, Inc.(f)         36,068          1,191
Siebel Systems, Inc.(a)            121,958          1,281
Solectron Corp.(a)                 226,514          1,207
Sun Microsystems, Inc.(a)          817,188          4,396
SunGard Data Systems, Inc.(a)       67,950          1,925
Symantec Corp.(a)                  149,000          3,838
Symbol Technologies, Inc.           56,885            984
Tektronix, Inc.                     23,329            705
Tellabs, Inc.(a)                   118,575          1,019
Teradyne, Inc.(a)                   47,092            804
Texas Instruments, Inc.            411,903         10,141
Thermo Electron Corp.(a)            38,429          1,160
Unisys Corp.(a)                     78,879            803
VERITAS Software Corp.(a)          101,883          2,909
Waters Corp.(a)                     27,857          1,303
Xerox Corp.(a)                     207,942          3,537
Xilinx, Inc.                        81,704          2,422
Yahoo!, Inc.(a)                    330,680         12,460
                                              ------------
                                                  449,611
                                              ------------
MATERIALS -- 3.0%
Air Products & Chemicals, Inc.      53,489          3,101
Alcoa, Inc.                        210,346          6,609
Allegheny Technologies, Inc.        21,729            471
Ball Corp.                          26,870          1,182
Bemis Co., Inc.                     25,228            734

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Dow Chemical Co.                   226,899     $   11,234
E.I. Du Pont de Nemours & Co.      237,439         11,646
Eastman Chemical Co.                18,462          1,066
Ecolab, Inc.                        60,626          2,130
Engelhard Corp.                     29,030            890
Freeport-McMoRan Copper & Gold,
  Inc. Class B(f)                   41,914          1,602
Georgia-Pacific Group               61,040          2,288
Great Lakes Chemical Corp.          12,503            356
Hercules, Inc.(a)                   27,298            405
International Flavors &
  Fragrances, Inc.                  22,204            951
International Paper Co.            117,956          4,954
Louisiana-Pacific Corp.             25,759            689
MeadWestvaco Corp.                  47,388          1,606
Monsanto Co.                        62,746          3,486
Newmont Mining Corp.               107,642          4,780
Nucor Corp.                         37,204          1,947
Pactiv Corp.(a)                     35,164            889
Phelps Dodge Corp.                  23,505          2,325
PPG Industries, Inc.                40,490          2,760
Praxair, Inc.                       76,620          3,383
Rohm & Haas Co.                     52,796          2,335
Sealed Air Corp.(a)                 20,236          1,078
Sigma-Aldrich Corp.                 16,493            997
Temple-Inland, Inc.                 13,314            911
United States Steel Corp.(f)        26,902          1,379
Vulcan Materials Co.                24,096          1,316
Weyerhaeuser Co.                    56,424          3,793
                                              ------------
                                                   83,293
                                              ------------
TELECOMMUNICATION SERVICES  -- 3.3%
ALLTEL Corp.                        72,598          4,266
AT&T Corp.                         187,247          3,569
BellSouth Corp.                    440,428         12,239
CenturyTel, Inc.(f)                 31,808          1,128
Citizens Communications Co.(f)      77,677          1,071
L-3 Communications Holdings,
  Inc.                              28,400          2,080
Nextel Communications, Inc.
  Class A(a)                       265,536          7,966
Qwest Communications
  International, Inc.(a)           430,622          1,912
SBC Communications, Inc.           795,504         20,500

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                MARKET
                                                VALUE
                                  SHARES        (000)
                                 ---------   ------------
TELECOMMUNICATION SERVICES -- (CONTINUED)
Sprint Corp. (Fon Group)          354,523     $    8,810
Verizon Communications, Inc.      663,898         26,895
                                             ------------
                                                  90,436
                                             ------------
UTILITIES -- 3.2%
AES Corp.(a)                      157,314          2,150
Allegheny Energy, Inc.(a)(f)       30,999            611
Ameren Corp.(f)                    45,842          2,299
American Electric Power Co.,
  Inc.                             93,454          3,209
Calpine Corp.(a)(f)               144,152            568
CenterPoint Energy, Inc.(f)        72,493            819
Cinergy Corp.                      42,358          1,763
CMS Energy Corp.(a)(f)             49,905            522
Consolidated Edison, Inc.          56,822          2,486
Constellation Energy Group,
  Inc.                             42,603          1,862
Dominion Resources, Inc.(f)        78,687          5,330
DTE Energy Co.                     41,346          1,783
Duke Energy Corp.                 231,377          5,861
Dynegy Inc. Class A(a)(f)          92,330            427
Edison International               76,762          2,459
El Paso Corp.(f)                  153,194          1,593
Entergy Corp.                      53,443          3,612
Exelon Corp.                      159,978          7,050
FirstEnergy Corp.                  77,712          3,070
FPL Group, Inc.(f)                 43,689          3,266
KeySpan Corp.(f)                   37,606          1,484
Kinder Morgan, Inc.                29,238          2,138
Nicor, Inc.(f)                     10,913            403
NiSource, Inc.                     62,967          1,434
Peoples Energy Corp.(f)             9,031            397
PG&E Corp.(a)                      94,523          3,146
Pinnacle West Capital Corp.        21,481            954
PPL Corp.                          44,768          2,385
Progress Energy, Inc.(f)           58,108          2,629
Public Service Enterprise
  Group, Inc.(f)                   55,822          2,890
Sempra Energy                      54,689          2,006
Southern Co.                      178,858          5,995

                                                MARKET
                                                VALUE
                                  SHARES        (000)
                                 ---------   ------------
TECO Energy, Inc.(f)               46,176     $      708
TXU Corp.                          57,448          3,709
Williams Cos., Inc.(f)            134,837          2,197
Xcel Energy, Inc.(f)               93,997          1,711
XTO Energy, Inc.                   62,200          2,201
                                             ------------
                                                  87,127
                                             ------------
TOTAL COMMON STOCKS
  (cost $2,082,504,194)                        2,699,246
                                             ------------
                                    PAR
                                  AMOUNT
                                   (000)
                                 ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
  2.19% due 03/10/05(b)(c)       $  4,299          4,281
                                             ------------
TOTAL U.S. GOVERNMENT
  SECURITIES
  (cost $4,281,257)                                4,281
                                             ------------
                                  SHARES
                                   (000)
                                 ---------
SHORT TERM INVESTMENTS -- 5.7%
AIM Short Term Investment Prime
  Portfolio                        60,104     $   60,104
Federated Money Market
  Obligations Trust                   487            487
State Street Navigator
  Securities Lending Prime
  Portfolio(d)(g) (Note 4)         98,442         98,442
                                             ------------
TOTAL SHORT TERM INVESTMENTS
  (cost $159,032,959)                            159,033
                                             ------------
TOTAL INVESTMENTS -- 103.4%
(identified cost
  $2,245,818,410)                              2,862,560
Liabilities in excess of other
  assets -- (3.4)%                               (95,093)
                                             ------------
NET ASSETS -- 100%                            $2,767,467
                                             ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                              UNREALIZED
                                 NUMBER OF   APPRECIATION
                                 CONTRACTS      (000)
                                 ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 03/2005                        364     $    1,073
                                             ------------
Total unrealized appreciation
  on open futures contracts
  purchased                                   $    1,073
                                             ============

---------------
(a) Non-income producing security.
(b) Security held as collateral in relation to initial margin requirements on futures contracts.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.
(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(f) All or a portion of these securities were on loan at December 31, 2004.
(g) Affiliated issuer. See table below for more information.

                           NUMBER OF    SHARES PURCHASED   SHARES SOLD FOR      NUMBER OF      INCOME EARNED
                          SHARES HELD     FOR THE YEAR     THE YEAR ENDED    SHARES HELD AT     FOR THE YEAR    REALIZED GAIN
SECURITY DESCRIPTION      AT 12/31/03    ENDED 12/31/04       12/31/04          12/31/04       ENDED 12/31/04   ON SHARES SOLD
--------------------      -----------   ----------------   ---------------   ---------------   --------------   --------------
State Street Corp.            84,525            3,400              8,700           79,225         $52,637          $23,855
State Street Navigator
  Securities Lending
  Prime Portfolio         71,146,646      976,149,740        948,854,719       98,441,667          69,912               --

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
(Amounts in thousands)

ASSETS
  Investments in unaffiliated issuers at market (identified
     cost $2,144,730) -- including $97,986 of securities
     loaned (Note 2)                                          $2,760,226
  Investments in non-controlled affiliates at market
     (identified cost $101,088) (Note 4)                         102,334
                                                              ----------
                                                               2,862,560
Receivables:
  Dividends and interest                                           3,608
                                                              ----------
     Total assets                                              2,866,168
LIABILITIES
Payables:
  Investment securities purchased                                    102
  Daily variation margin on futures contracts                         53
  Due upon return of securities loaned                            98,442
  Management fees (Note 4)                                           104
                                                              ----------
     Total liabilities                                            98,701
                                                              ----------
NET ASSETS                                                    $2,767,467
                                                              ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                               $2,149,652
Net unrealized appreciation on investments and futures
  contracts                                                      617,815
                                                              ----------
NET ASSETS                                                    $2,767,467
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 52,917
  Dividend income -- non-controlled affiliated issuer                          53
  Interest                                                                    819
  Security lending income (Notes 2 and 4)                                      70
                                                                         --------
     Total Investment Income                                               53,859
EXPENSES
  Management fees (Note 4)                                    $  1,201
                                                              --------
     Total Expenses                                                         1,201
                                                                         --------
NET INVESTMENT INCOME                                                      52,658
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                          (34,201)
  Investments -- non-controlled affiliated issuer                   24
  Futures contracts                                              7,688
                                                              --------
                                                                          (26,489)
Net change in unrealized appreciation (depreciation) on:
  Investments                                                  250,841
  Futures contracts                                               (943)
                                                              --------
                                                                          249,898
                                                                         --------
Net realized and unrealized gain                                          223,409
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $276,067
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the             For the
                                                             Year Ended          Year Ended
                                                          December 31, 2004   December 31, 2003
                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                      $   52,658          $   39,264
  Net realized loss on investments and futures contracts        (26,489)            (90,744)
  Net change in unrealized appreciation (depreciation)          249,898             641,095
                                                             ----------          ----------
     Net increase in net assets resulting from
       operations                                               276,067             589,615
                                                             ----------          ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                   331,241             547,305
  Contributions in-kind                                              --              19,659
  Fair value of withdrawals                                    (481,557)           (434,455)
  Withdrawals in-kind                                           (72,956)                 --
                                                             ----------          ----------
     Net increase (decrease) in net assets from capital
       transactions                                            (223,272)            132,509
                                                             ----------          ----------
TOTAL NET INCREASE IN NET ASSETS                                 52,795             722,124

NET ASSETS
Beginning of year                                             2,714,672           1,992,548
                                                             ----------          ----------
End of year                                                  $2,767,467          $2,714,672
                                                             ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                      Year         Year         Year         Year        Period
                                     Ended        Ended        Ended        Ended        Ended
                                    12/31/04     12/31/03     12/31/02     12/31/01    12/31/00*
                                   ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
     thousands)                    $2,767,467   $2,714,672   $1,992,548   $2,692,298   $2,957,271

  Ratios to average net assets:
     Operating expenses                 0.045%       0.045%       0.045%       0.045%       0.045%+
     Net investment income               1.97%        1.74%        1.57%        1.34%        1.14%+
     Portfolio turnover rate**              9%          12%          13%          14%          18%++
     Total return(a)                    10.86%       28.62%      (22.16%)     (11.94%)      (2.41%)++

---------------
*   The Portfolio commenced operations on March 1, 2000.
**  The Portfolio turnover rate excludes in-kind security transactions.
+   Annualized.
++  Not Annualized.
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $69,912 and $23,304, respectively.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $97,985,663. The loans were collateralized with cash of $98,441,667, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $1,264,800 and $2,150,160, respectively.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $237,412,033 and $297,872,960, respectively. The aggregate value of in-kind withdrawals was $72,956,408.

At December 31, 2004, the tax cost of investments was $2,450,998,571. The aggregate gross unrealized appreciation and gross unrealized depreciation was $783,440,674 and $371,879,248, respectively, resulting in net appreciation of $411,561,426 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

the S&P 500(R) Index. The market value of each of these investments at December 31, 2004 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA FM. For the year ended December 31, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2004

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET EQUITY 500 INDEX PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2005

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATE STREET MASTER FUNDS
(UNAUDITED)

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                         FUNDS IN         OTHER
                          POSITION(S)   TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF                PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED                DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 -----------------------------------------------------------------------------------------------------------------------------------
 Michael F. Holland       Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.                 14       Trustee, State
 Holland & Company, LLC   Chairman of                    (investment adviser) (1995 -- present).                     Street
 375 Park Avenue          the Board    Elected: 7/99                                                                 Institutional
 New York, NY 10152                                                                                                  Investment
 DOB: 07/08/44                                                                                                       Trust; Director
                                                                                                                     of the Holland
                                                                                                                     Series Fund,
                                                                                                                     Inc.; and
                                                                                                                     Director, The
                                                                                                                     China Fund,
                                                                                                                     Inc.
 -----------------------------------------------------------------------------------------------------------------------------------



 William L. Boyan         Trustee      Term: Indefinite  Trustee of Old Mutual South Africa Master          14       Trustee, State
 State Street Master                                     Trust (investments) (1997 -- present);                      Street
 Funds                                 Elected: 7/99     Chairman emeritus, Children's Hospital                      Institutional
 P.O. Box 5049                                           (1984 -- present); Director, Boston Plan For                Investment
 Boston, MA 02206                                        Excellence (non-profit) (1994 -- present);                  Trust; and
 DOB: 01/20/37                                           President and Chief Operations Officer, John                Trustee, Old
                                                         Hancock Mutual Life Insurance Company                       Mutual South
                                                         (1959 -- 1999). Mr. Boyan retired in 1999.                  Africa Master
                                                                                                                     Trust
 -----------------------------------------------------------------------------------------------------------------------------------



 Rina K. Spence           Trustee      Term: Indefinite  President of SpenceCare International LLC          14       Trustee, State
 7 Acacia Street                                         (1998 -- present); Member of the Advisory                   Street
 Cambridge, MA 02138                   Elected: 7/99     Board, Ingenium Corp., (technology company)                 Institutional
 DOB: 10/24/48                                           (2001 -- present); Chief Executive Officer,                 Investment
                                                         IEmily.com, (internet company)                              Trust; Director
                                                         (2000 -- 2001); Trustee Eastern Enterprise                  of Berkshire
                                                         (utilities) (1988 -- 2000).                                 Life Insurance
                                                                                                                     Company of
                                                                                                                     America; and
                                                                                                                     Director,
                                                                                                                     IEmily.com
 -----------------------------------------------------------------------------------------------------------------------------------



 Douglas T. Williams      Trustee      Term: Indefinite  Executive Vice President of Chase Manhattan        14       Trustee, State
 State Street Master                   Elected: 7/99     Bank, (1987 -- 1999). Mr. Williams retired                  Street
 Funds                                                   in 1999.                                                    Insitutional
 P.O. Box 5049                                                                                                       Investment
 Boston, MA 02206                                                                                                    Trust
 DOB: 12/23/40
 -----------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATE STREET MASTER FUNDS
(UNAUDITED)

 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                        FUNDS IN         OTHER
                          POSITION(S)  TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF               PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED               DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 ----------------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 ----------------------------------------------------------------------------------------------------------------------------------
 Donald A. Gignac         President    Term:            Senior Vice President of State Street Bank         --             --
 State Street Bank and                 Indefinite       and Trust Company (2002 -- present); Vice
 Trust Company                                          President of State Street Bank and Trust
 2 Avenue de Lafayette                 Elected: 8/03    Company (1993 to 2002).
 Boston, MA 02111
 DOB: 06/14/65
 ----------------------------------------------------------------------------------------------------------------------------------



 Karen Gillogly           Treasurer    Term:            Vice President of State Street Bank and            --             --
 State Street Bank and                 Indefinite       Trust Company (1999 -- present); Audit
 Trust Company                                          Senior Manager, Ernst & Young LLP
 One Federal Street                    Elected: 9/03    (1998 -- 1999).
 Boston, MA 02110
 DOB: 09/03/66
 ----------------------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco         Secretary    Term:            Vice President and Counsel of State Street         --             --
 State Street Bank and                 Indefinite       Bank and Trust Company (2000 -- present);
 Trust Company                                          Counsel of First Data Investor Services
 One Federal Street                    Elected: 5/00    Group, Inc., (1994 -- 2000).
 Boston, MA 02110
 DOB: 09/03/57
 ----------------------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini       Chief        Term: Unlimited  Senior Principal and Chief Compliance and          --             --
 SSgA Funds               Compliance                    Risk Management Officer, SSgA Funds
 Management, Inc.         Officer      Elected: 5/04    Management, Inc. and State Street Global
 State Street Financial                                 Advisors (2001 -- present); Managing
 Center                                                 Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                     (1986 -- 2001).
 Boston, MA 02111
 DOB: 12/17/43
 ----------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
                                 ANNUAL REPORT
                               DECEMBER 31, 2004

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

THE PORTFOLIO

The State Street MSCI(R) EAFE(R) Index Portfolio's (the "Portfolio") investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI(R) EAFE(R) Index"). The Portfolio attempts to hold the MSCI(R) EAFE(R) Index constituents in their approximate benchmark weights.

For the year ended December 31, 2004, the Portfolio gained 19.08%. For the same period, the MSCI(R) EAFE(R) Index gained 20.25%.

THE MARKETS

A welcome decline in energy prices combined with an unexpectedly clean result in the U.S. presidential elections sparked strong rallies in global equity markets during the fourth quarter of 2004. With these sources of uncertainty tamed, a benign interest-rate backdrop drew investors back towards stocks, whose earnings power has remained attractive relative to global bond yields. While equities globally produced modest positive returns through the first three quarters of 2004, the fourth quarter surge helped a broad range of markets to finish the full year with double-digit gains. Boosted additionally by a renewed tumble in the U.S. dollar, the Portfolio roared back from its third-quarter consolidation to return an impressive 15.3% in the fourth quarter.

Europe outpaced the Pacific Rim both for the fourth quarter and all of 2004, but the regional differences were slim compared with the bullish trend across markets. Japan underperformed EAFE slightly for both the fourth quarter and the full year, but so did France, the UK, and Switzerland. Europe outperformed the Pacific Rim both in the final quarter and for all of 2004 as European currencies outperformed their Asian counterparts.

Although every EAFE market appreciated in local terms during the fourth quarter, it was the steady declines of the dollar, more than 9% against the euro and more than 7% against the yen, that gave EAFE constituents their most significant boost. Every EAFE component, with the exception of Singapore, posted double-digit returns for the final quarter of 2004. Stocks in Singapore were held back by Chartered Semiconductor Manufacturing, Ltd., whose weak sales outlook prevented its shares from participating in the global rally, as well as by an initial $440 million offering of Suntec REIT, which attracted capital from other areas of the local market. Although Singapore's 6.9% fourth-quarter return was easily the weakest in EAFE, its 22.3% rally for 2004 as a whole made it a full-year out performer. Finland's 16.4% recovery in the fourth quarter was not enough to lift it past a 6.1% annual return. Shares in Finland-based cell-phone maker Nokia Oyj, which has managed to regain market share in recent months, still finished 2004 with a double-digit loss due to the company's disappointing results earlier in the year.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

Four EAFE markets, Greece, Austria, Spain and Italy returned more than 20% during the fourth quarter, and each was a full-year out performer. Boosting Greek stocks were strong results at Greek banks, where lending activity has prospered with the low interest rates that come with Euro zone membership. Gaming firm OPAP SA also posted a surge in earnings, benefiting as well from vibrant consumer activity. MSCI Greece was the third-best full-year performer in EAFE. Austria continued to benefit in the fourth quarter from its exposure to strong growth in Eastern Europe, and Austria's materials companies are still enjoying a firm pricing environment. Austria was EAFE's top 2004 performer. In Spain, bank shares had a strong fourth quarter as the country's active housing market spurred loan activity. Spanish utility companies reported solid quarterly earnings growth and also performed well. The last three months were clearly the charm for Spanish equities: Spain returned less than 3% for the first three quarters of 2004, but achieved an impressive full-year return. As in Spain, bank shares performed well in Italy, where investors also responded positively to news that Telecom Italia would fully consolidate with its wireless unit.

Every market sector in EAFE posted positive returns in the fourth quarter; indeed, only the energy and health care groups gained less than 10%. Energy shares were constrained by falling prices for oil and natural gas, while pharmaceutical stocks were a drag on the health care group. The stock of British drug maker AstraZeneca Group PLC fared especially poorly, on safety concerns for its cholesterol drug Crestor and efficacy worries about its lung-cancer treatment Iressa. The strongest sectors for the fourth quarter were telecommunications services, financials and utilities. In addition to the consolidation plans unveiled in Italy, telecommunications shares in general were bolstered by solid revenue gains and optimism regarding growth opportunities in wireless and broadband service. Germany's Deutsche Telekom AG even felt enough confidence to reinstate its annual dividend for spring 2005, having omitted a payout in 2003 and 2004.

It was a steady drop in bond yields that boosted the shares of banks and other financial institutions. Although Japanese yields rose in early October, they trended lower through the fall and finished the quarter with small declines. In Germany, 10-year yields fell by a more dramatic 30 basis points, approaching their lows of mid-2003. British 10-year yields slid by 30 basis points as well, as the Bank of England's four rate hikes earlier in 2004 began to cool off the housing market. The broad bond market strength also kept investors on the prowl for names in the utility group, which has a higher dividend yield than any other EAFE sector. Although utilities were the third-best performer in the fourth quarter, they posted an impressive gain for all of 2004. This remarkable result from an ostensibly defensive sector far outdid even the second-place energy group, whose laggard fourth-quarter rise still left it with a positive return for all of 2004. Just behind energy was the third-best sector on a full-year basis, the financials. Interestingly, the top EAFE sector performers in 2004 -- utilities, energy, and financials -- are, in order, those with the highest dividend yields.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

                   PORTFOLIO COMPOSITION*                      DECEMBER 31, 2004
--------------------------------------------------------------------------------
Common Stocks                                                         96.7%
--------------------------------------------------------------------------------
Money Market Funds                                                    22.6
--------------------------------------------------------------------------------
Preferred Stocks                                                       0.2
--------------------------------------------------------------------------------
Liabilities less cash and other receivables                          (19.5)
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Financials                                                           26.7%
--------------------------------------------------------------------------------
Consumer Discretionary                                               12.7
--------------------------------------------------------------------------------
Industrials                                                           9.5
--------------------------------------------------------------------------------
Energy                                                                8.0
--------------------------------------------------------------------------------
Telecommunication Services                                            8.0
--------------------------------------------------------------------------------
Total                                                                64.9%
--------------------------------------------------------------------------------

   TOP FIVE COUNTRIES (EXCLUDING SHORT-TERM INVESTMENTS)*      DECEMBER 31, 2004
--------------------------------------------------------------------------------
United Kingdom                                                       24.4%
--------------------------------------------------------------------------------
Japan                                                                21.2
--------------------------------------------------------------------------------
France                                                                9.1
--------------------------------------------------------------------------------
Germany                                                               6.9
--------------------------------------------------------------------------------
Switzerland                                                           6.8
--------------------------------------------------------------------------------
Total                                                                68.4%
--------------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                                STATE STREET MSCI(R) EAFE(R)
                                                                     INDEX PORTFOLIO *             MSCI(R) EAFE(R) INDEX (B) **
                                                                ----------------------------       ----------------------------
11/13/00                                                                   10000                              10000
12/31/00                                                                   10080                              10122
6/30/01                                                                     8580                               8643
12/31/01                                                                    7874                               7952
6/30/02                                                                     7756                               7823
12/31/02                                                                    6611                               6684
6/30/03                                                                     7214                               7317
12/31/03                                                                    9096                               9263
6/30/04                                                                     9435                               9686
12/31/04                                                                   10831                              11139

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                  For the Fiscal Year Ended December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2004          (November 13, 2000)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street MSCI(R) EAFE(R) Index Portfolio             19.08%                       1.95%
 MSCI(R) EAFE(R) Index(b)                                 20.25%                       2.64%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deductions of taxes.
(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2004 to December 31, 2004.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2004

-------------------------------------------------------------------------------------------------
                                               BEGINNING          ENDING
                                             ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                             JULY 1, 2004    DECEMBER 31, 2004    DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN              $1,000.00         $1,148.05            $0.81
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                   $1,000.00         $1,024.38            $0.76
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2004 was 0.150%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
COMMON STOCKS -- 96.7%
AUSTRALIA -- 4.8%
Alumina, Ltd.                    8,735   $     40,673
Amcor, Ltd.                      6,905         39,784
AMP, Ltd.                       14,078         80,119
Ansell, Ltd.(d)                  1,323          9,261
Aristocrat Leisure,
  Ltd.(d)                        2,448         19,094
Australia & New Zealand
  Banking Group, Ltd.           13,874        223,933
Australia Gas Light Co.,
  Ltd.                           3,497         37,556
Australian Stock Exchange,
  Ltd.(d)                          809         12,937
AXA Asia Pacific Holdings,
  Ltd.                           5,419         17,417
BHP Billiton, Ltd.              27,355        328,945
BlueScope Steel, Ltd.            5,502         35,582
Boral, Ltd.                      4,549         24,498
Brambles Industries,
  Ltd.(d)                        7,280         39,662
Centro Properties Group          5,506         24,947
CFS Gandel Retail Trust             37             46
CFS Gandel Retail Trust
  Unit                          10,955         13,740
Coca-Cola Amatil, Ltd.           3,509         22,363
Cochlear, Ltd.(d)                  421          8,333
Coles Myer, Ltd.(d)              8,352         64,555
Commonwealth Bank of
  Australia                      9,535        239,931
Commonwealth Property
  Office Fund                   10,336         10,128
Computershare, Ltd.              2,759         12,263
CSL, Ltd.                        1,478         33,889
CSR, Ltd.                        7,488         15,614
DB RREEF Trust                  19,411         20,085
Foster's Group, Ltd.            15,149         68,758
Futuris Corp., Ltd.              4,496          7,613
General Property Trust          15,200         44,563
Harvey Norman Holdings,
  Ltd.                           4,185         10,334
Iluka Resources, Ltd.            1,845          9,097
ING Industrial Fund(d)           5,852          9,909
Insurance Australia Group,
  Ltd.                          12,052         60,748
Investa Property Group          11,235         19,904
James Hardie Industries NV       3,566         18,729

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
John Fairfax Holdings,
  Ltd.                           6,761   $     24,115
Leighton Holdings, Ltd.(d)       1,080         10,439
Lend Lease Corp., Ltd.           2,803         29,114
Lion Nathan, Ltd.                2,329         15,701
Macquarie Bank, Ltd.             1,663         60,619
Macquarie Goodman
  Industrial Trust              12,475         23,177
Macquarie Infrastructure
  Group(d)                      15,012         40,011
Mayne Group, Ltd.                4,805         16,046
Mirvac Group(d)                  5,367         20,615
National Australia Bank,
  Ltd.(d)                       11,680        263,876
Newcrest Mining, Ltd.            2,511         34,348
News Corp., Class A              2,763         51,549
News Corp., Class B(d)           1,216         23,363
OneSteel, Ltd.                   4,451          8,967
Orica, Ltd.                      2,134         34,076
Origin Energy, Ltd.              5,097         27,529
Pacific Brands Ltd.              4,596         11,493
PaperlinX, Ltd.                  3,623         13,405
Patrick Corp., Ltd.              4,232         21,829
Perpetual Trustees
  Australia, Ltd.                  296         14,595
Publishing & Broadcasting,
  Ltd.                           1,045         14,336
Qantas Airways, Ltd.             7,175         20,867
QBE Insurance Group, Ltd.        5,173         62,246
Rinker Group, Ltd.               7,424         61,979
Rio Tinto, Ltd.(d)               2,362         72,433
Santos, Ltd.                     4,452         29,595
Sonic Healthcare, Ltd.           1,855         17,711
Southcorp, Ltd.(a)               5,016         16,868
Stockland                       10,003         46,970
Stockland Trust Group               23            107
Suncorp-Metway, Ltd.             4,073         55,491
TABCORP Holdings, Ltd.           3,858         52,290
Telstra Corp., Ltd.(d)          16,014         61,637
Toll Holdings, Ltd.              1,758         17,626
Transurban Group(d)              3,894         20,452
Wesfarmers, Ltd.                 2,859         89,199
Westfield Group(a)(d)           10,898        140,361
Westpac Banking Corp.           13,564        207,234

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
AUSTRALIA -- (CONTINUED)
WMC Resorces, Ltd.               9,121   $     51,623
Woodside Petroleum, Ltd.         3,528         55,589
Woolworths, Ltd.                 7,887         92,801
                                         ------------
                                            3,557,292
                                         ------------
AUSTRIA -- 0.4%
Bank Austria Creditanstalt
  AG                               305         27,569
Bohler-Uddeholm AG                  65          8,215
Erste Bank der
  Oesterreichischen
  Sparkassen AG                  1,002         53,525
Flughafen Wien AG                   88          6,663
Immofinanz Immobilien
  Anlagen AG(a)                  1,982         18,966
Mayr-Melnhof Karton AG              35          5,961
OMV AG                             127         38,269
RHI AG(a)                          150          4,547
Telekom Austria AG               2,282         43,270
VA Technologie AG(a)               113          8,985
Verbund Oesterreichische
 Elektrizitaetswirtschafts
  AG                                51         11,362
Voestalpine AG(d)                  213         16,546
Wienerberger AG                    555         26,517
                                         ------------
                                              270,395
                                         ------------
BELGIUM -- 1.3%
Agfa Gevaert NV(d)                 789         26,768
Barco NV(d)                         93          8,602
Bekaert SA                         121          9,663
Belgacom SA(a)                   1,335         57,704
Cofinimmo                           41          6,710
Colruyt NV(d)                      150         24,385
Compagnie Maritime Belge
  SA (CMB)(d)                      140          3,911
Delhaize Group(d)                  570         43,348
Dexia(d)                         5,133        118,051
Electrabel SA(d)                   225        100,313
Euronav SA(d)                      168          4,362
Fortis                           9,607        265,737
Groupe Bruxelles Lambert
  SA(d)                            567         46,165
InBev NV(d)                      1,415         54,892

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
KBC Banassurance Holding
  NV(d)                            892   $     68,503
Mobistar SA(a)                     230         21,556
Omega Pharma SA(d)                 169          8,097
S.A. D'Ieteren NV(d)                23          4,267
Solvay SA(d)                       520         57,252
UCB SA(d)                          747         37,974
Umicore                            211         19,861
                                         ------------
                                              988,121
                                         ------------
DENMARK -- 0.8%
A P Moller -- Maersk A/S,
  Series B                           9         74,335
Bang & Olufsen A/S, Series
  B                                100          7,474
Carlsberg A/S, Series B            300         15,185
Coloplast A/S, Series B            216         11,861
Danisco A/S                        405         24,718
Danske Bank A/S                  3,462        106,121
DSV, Series B                      175         11,864
East Asiatic Co., Ltd. A/S         175          9,193
FLS Industries A/S, Series
  B(a)                             250          4,705
GN Store Nord A/S                1,981         21,357
H. Lundbeck A/S                    584         13,019
ISS A/S                            386         21,548
Kobenhavns Lufthavne A/S            40          8,500
NKT Holding A/S                    150          4,372
Novo Nordisk A/S                 2,057        112,387
Novozymes A/S, Series B            443         22,504
TDC A/S                          1,503         63,648
Topdanmark A/S(a)                  189         14,885
Vestas Wind Systems
  A/S(a)(d)                      1,226         15,234
William Demant Holding
  A/S(a)                           265         12,445
                                         ------------
                                              575,355
                                         ------------
FINLAND -- 1.4%
Amer Group, Ltd.                   600         10,480
Elisa Corp., Series A(a)         1,173         18,909
Fortum Oyj                       2,712         50,207
KCI Konecranes Oyj                 116          5,126
Kesko Oyj                          500         12,199
Kone Corp.                         322         24,987

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
FINLAND -- (CONTINUED)
Metso Oyj(d)                       802   $     12,711
Nokia Oyj                       38,352        605,750
Nokian Renkaat Oyj                  76         11,549
Orion-Yhtyma Oyj, Series B         534          8,645
Outokumpu Oyj                      716         12,798
Pohjola Group PLC, Series
  B                                450          5,193
Rautaruukki Oyj                    700          8,316
Sampo Oyj, Series A              2,773         38,295
Stora Enso Oyj, Series R         5,113         78,325
TietoEnator Oyj                    714         22,710
UPM-Kymmene Oyj                  4,340         96,510
Uponor Oyj                         500          9,352
Wartsila Oyj, Series B             500         10,656
                                         ------------
                                            1,042,718
                                         ------------
FRANCE -- 9.1%
Accor SA(d)                      1,573         68,868
Air France-KLM(d)                  951         18,123
Alcatel SA(a)(d)                 9,718        151,245
Alstom(a)                       33,894         25,799
Arcelor(d)                       3,910         90,190
Atos Origin SA(a)                  362         24,588
Autoroutes du Sud de la
  France(d)                        541         27,208
AXA(d)                          11,310        279,483
BNP Paribas SA(d)                6,357        460,552
Bouygues SA(d)                   1,581         73,065
Business Objects SA(a)(d)          527         13,309
Cap Gemini SA(a)(d)              1,005         32,184
Carrefour SA(d)                  4,566        217,470
Casino Guichard-Perrachon
  SA(d)                            255         20,381
CNP Assurances(d)                  273         19,556
Compagnie de Saint-
  Gobain(d)                      2,473        148,978
Compagnie Generale des
  Establissements
  Michelin(d)                    1,136         72,866
Credit Agricole SA(d)            5,279        159,296
Dassault Systemes SA(d)            440         22,188
Essilor International
  SA(d)                            798         62,532
European Aeronautic
  Defence & Space Co.(d)         1,913         55,619
France Telecom SA(d)            11,814        391,177

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Gecina SA                          205   $     20,313
Groupe Danone(d)                 1,921        177,426
Hermes International                73         14,566
Imerys SA(d)                       252         21,151
Klepierre                          178         15,763
L'Air Liquide SA(d)                869        160,642
L'Oreal SA(d)                    2,423        183,940
Lafarge SA                       1,358        131,056
Lagardere S.C.A.(d)                999         72,104
LVMH Moet Hennessy Louis
  Vuitton SA(d)                  1,950        149,358
Pernod-Ricard SA(d)                441         67,556
Pinault-Printemps-Redoute
  SA(d)                            546         54,659
PSA Peugoet Citroen(d)           1,387         88,043
Publicis Groupe(d)                 995         32,256
Renault SA                       1,513        126,580
Sagem SA(a)(d)                     720         15,345
Sanofi-Aventis(d)                7,836        626,284
Schneider Electric SA(d)         1,810        125,964
Societe BIC SA(d)                  259         13,026
Societe Generale(d)              2,659        269,081
Societe Television
  Francaise 1(d)                   927         30,178
Sodexho Alliance SA(d)             741         22,420
STMicroelectronics NV(d)         4,795         93,528
Suez SA(d)                       6,401        170,705
Technip SA(d)                      150         27,729
Thales SA(d)                       603         28,949
Thomson(d)                       1,932         51,077
Total SA(d)                      4,692      1,024,880
Unibail SA(d)                      345         54,303
Valeo SA(d)                        575         24,072
Veolia Environnement(d)          2,086         75,507
Vinci SA(d)                        595         79,905
Vivendi Universal SA(a)(d)       8,124        259,389
Zodiac SA(d)                       317         14,758
                                         ------------
                                            6,757,190
                                         ------------
GERMANY -- 6.7%
Adidas-Salomon AG(d)               385         62,143
Allianz AG(d)                    2,533        336,035
Altana AG(d)                       570         36,035
BASF AG(d)                       4,295        309,413
Bayer AG                         5,402        183,126

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
GERMANY -- (CONTINUED)
Bayer Hypo-und Vereinsbank
  AG                             5,135   $    116,562
Beiersdorf AG, Series A(d)         152         17,685
Celesio AG                         274         22,286
Commerzbank AG(a)                3,768         77,644
Continental AG                   1,030         65,423
DaimlerChrysler AG(d)            7,084        339,516
Deutsche Bank AG(d)              4,028        357,631
Deutsche Boerse AG                 900         54,169
Deutsche Lufthansa
  AG(a)(d)                       1,922         27,562
Deutsche Post AG                 3,646         83,753
Deutsche Telekom AG(a)          22,464        508,394
Douglas Holding AG                 256          9,047
E.On AG                          5,127        467,333
Epcos AG(a)(d)                     424          6,340
Fresenius Medical Care
  AG(d)                            291         23,420
HeidelbergCement AG                486         29,264
Hypo Real Estate Holding
  AG(a)                          1,085         44,981
Infineon Technologies
  AG(a)(d)                       5,189         56,284
KarstadtQuelle AG(d)               406          4,189
Linde AG                           705         44,138
MAN AG(d)                          908         34,977
Merck KGAA                         420         28,898
Metro AG                         1,193         65,658
MLP AG(d)                          478          9,479
Muenchener Rueckversich AG       1,509        185,523
Puma AG                            137         37,672
RWE AG                           3,234        178,910
SAP AG(d)                        1,690        301,843
Schering AG                      1,352        101,092
Siemens AG(d)                    6,603        559,868
Suedzucker AG                      400          8,319
ThyssenKrupp AG(d)               2,521         55,512
TUI AG(d)                        1,063         25,170
Volkswagen AG(d)                 1,837         83,273
                                         ------------
                                            4,958,567
                                         ------------

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
GREECE -- 0.6%
Alpha Bank AE                    1,674   $     58,386
Coca-Cola Hellenic
  Bottling Co. SA                  685         16,760
Cosmote Mobile
  Telecommunications SA            803         16,067
EFG Eurobank Ergasias            1,558         53,493
Emporiki Bank of Greece SA         470         14,923
Folli-Follie SA                    150          4,404
Germanos SA                        217          6,430
Hellenic Duty Free Shops
  SA                               150          2,630
Hellenic Petroleum SA            1,042         11,331
Hellenic Technodomiki TEV
  SA                               643          2,902
Hellenic
  Telecommunications
  Organization SA                2,058         36,981
Hyatt Regency SA                   379          4,327
Intracom SA                        653          3,533
National Bank of Greece SA       2,227         73,497
OPAP SA                          1,334         36,881
Piraeus Bank SA                  1,409         24,629
Public Power Corp. (PPC)           871         24,365
Technical Olympic SA               610          3,300
Titan Cement Co. SA                550         16,297
Viohalco, Hellenic Copper
  and Aluminum Industry SA         976          8,888
                                         ------------
                                              420,024
                                         ------------
HONG KONG -- 1.4%
ASM Pacific Technology,
  Ltd.(d)                        1,500          5,394
Bank of East Asia, Ltd.          9,528         29,604
BOC Hong Kong (Holdings),
  Ltd.                          26,500         50,629
Cathay Pacific Airways,
  Ltd.                           7,000         13,239
Cheung Kong (Holdings),
  Ltd.                          11,000        110,033
Cheung Kong Infrastructure
  (Holdings), Ltd.(d)            3,000          8,684
CLP Holdings, Ltd.              12,600         72,299
Esprit Holdings, Ltd.            6,122         37,018
Giordano International,
  Ltd.                          12,000          7,565
Hang Lung Properties,
  Ltd.(d)                       10,000         15,439
Hang Seng Bank, Ltd.             5,300         73,642

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
HONG KONG -- (CONTINUED)
Henderson Land Development
  Co., Ltd.(d)                   5,000   $     26,053
Hong Kong & China Gas Co.,
  Ltd.                          25,183         52,163
Hong Kong Exchanges &
  Clearing, Ltd.                 8,000         21,460
Hong Kong Electric
  Holdings, Ltd.                 9,500         43,389
Hopewell Holdings, Ltd.          4,000         10,267
Hutchison
  Telecommunications
  International,
  Ltd.(a)(d)                     9,000          8,163
Hutchison Whampoa, Ltd.(d)      14,800        138,523
Hysan Development Co.,
  Ltd.                           4,507          9,452
Johnson Electronic
  Holdings, Ltd.                10,500         10,199
Kerry Properties, Ltd.           3,556          7,594
Kingboard Chemical
  Holdings, Ltd.                 4,000          8,491
Li & Fung, Ltd.                 11,000         18,539
MTR Corp.(d)                     9,693         15,526
New World Development Co.,
  Ltd.                          16,438         18,399
Orient Overseas
  International Ltd.(d)          1,000          3,802
PCCW, Ltd.(d)                   25,133         15,925
SCMP Group, Ltd.                 6,533          2,711
Shangri-La Asia, Ltd.(d)         6,345          9,306
Sino Land Co., Ltd.(d)           8,544          8,464
SmarTone
  Telecommunications
  Holdings, Ltd.                 2,000          2,239
Sun Hung Kai Properties,
  Ltd.                           9,000         90,027
Swire Pacific, Ltd.              6,500         54,357
Techtronic Industries Co.,
  Ltd.                           6,180         13,516
Television Broadcast,
  Ltd.                           2,000          9,263
Texwinca Holdings, Ltd.(d)       4,000          3,782
Wharf (Holdings), Ltd.           9,000         31,495
Yue Yuen Industrial
  (Holdings), Ltd.(d)            3,821         10,495
                                         ------------
                                            1,067,146
                                         ------------

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
IRELAND -- 0.9%
Allied Irish Banks PLC           7,051   $    147,116
Bank of Ireland                  7,899        131,525
CRH PLC                          4,330        115,945
DCC PLC                            690         15,475
Depfa Bank PLC                   2,948         49,487
Elan Corp. PLC(a)                3,191         85,012
Fyffes PLC                       2,618          6,868
Grafton Group PLC                1,642         17,855
Greencore Group PLC              1,349          5,538
Independent News &
  Media PLC                      4,693         14,799
Irish Life & Permanent PLC       2,199         41,248
Kerry Group PLC                  1,059         25,406
Kingspan Group PLC                 935          8,960
Ryanair Holdings PLC(a)          1,586         11,318
Ryanair Holdings PLC
  ADR(a)(d)                         43          1,752
Waterford Wedgwood(a)            1,583            134
Waterford Wedgwood
  Units(a)                       5,125            432
                                         ------------
                                              678,870
                                         ------------
ITALY -- 3.5%
Alleanza Assicurazioni
  SpA(d)                         3,040         42,437
Arnoldo Mondadori Editore
  SpA                              710          8,193
Assicurazioni Generali
  SpA(d)                         6,310        214,164
Autogrill SpA(a)(d)                726         12,128
Autostrade SpA                   1,681         45,012
Banca Antonveneta SpA(a)         1,562         41,189
Banca Fideuram SpA(d)            1,845          9,555
Banca Intesa SpA                 6,042         25,952
Banca Monte dei Paschi di
  Siena SpA(d)                   7,438         26,539
Banca Nazionale del Lavoro
  SpA(a)(d)                     10,743         32,052
Banca Popolare di Milano         2,500         22,156
Banche Popolari Unite Scrl       2,285         46,464
Banco Popolare di Verona e
  Novara Scrl                    2,512         51,080
Benetton Group SpA(d)              431          5,700
Bulgari SpA                        840         10,379

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
ITALY -- (CONTINUED)
Capitalia SpA(d)                 9,723   $     44,538
Edison SpA(a)(d)                 5,506         11,713
Enel SpA(d)                     24,126        237,095
Ente Nazionale Idrocarburi
  SpA(d)                        17,177        430,067
Fiat SpA(a)(d)                   3,374         27,058
FinecoGroup SpA(a)(d)            1,116          8,616
Finmeccanica SpA(d)             38,479         34,886
Gruppo Editoriale
  L'Espresso SpA(d)              1,326          8,002
Intesabci SpA                   21,397        102,957
Italcementi SpA(d)                 500          8,054
Luxottica Group SpA                876         17,837
Mediaset SpA(d)                  4,007         50,816
Mediobanca SpA(d)                3,169         51,302
Mediolanum SpA(d)                1,612         11,547
Pirelli & Co. SpA(d)            11,806         15,919
Riunione Adriatica di
  Sicurta SpA(d)                 1,973         44,625
San Paolo -- IMI SpA(d)          6,682         96,275
Seat Pagine Gialle SpA(d)       25,430         11,718
Snam Rete Gas SpA                5,955         34,644
Telecom Italia Media
  SpA(a)(d)                      9,613          4,351
Telecom Italia Mobile
  SpA(d)                        25,015        187,009
Telecom Italia SpA(d)           54,383        222,499
Telecom Italia SpA Di Risp      38,149        123,931
Terna SpA(d)                     6,951         19,936
Tiscali SpA(a)(d)                1,445          5,362
UniCredito Italiano SpA(d)      29,032        166,923
                                         ------------
                                            2,570,680
                                         ------------
JAPAN -- 21.2%
77 Bank, Ltd.                    3,000         21,109
ACOM Co., Ltd.                     570         42,665
ADERANS Co., Ltd.                  300          6,939
Advantest Corp.(d)                 600         51,469
AEON Co., Ltd.                   4,800         80,101
Aeon Credit Service Co.,
  Ltd.                             200         14,892
Aiful Corp.                        350         38,494
Aisin Seiki Co., Ltd.            1,200         30,389
Ajinomoto Co., Inc.              5,000         59,530

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Alfresa Holdings Corp.(d)          200   $      7,339
All Nippon Airways Co.,
  Ltd.(d)                        4,000         13,936
ALPS Electric Co., Ltd.          1,000         14,902
Amada Co., Ltd.                  3,000         16,571
Amano Corp.                      1,000          9,935
Anritsu Corp.                    1,000          7,700
Aoyama Trading Co., Ltd.           400         10,891
Ariake Japan Co., Ltd.             100          2,410
Asahi Breweries, Ltd.(d)         3,000         37,152
Asahi Glass Co., Ltd.(d)         6,000         66,166
Asahi Kasei Corp.               10,000         50,063
Asatsu-DK, Inc.(d)                 300          8,446
Autobacs Seven Co., Ltd.           200          5,846
Bandai Co., Ltd.                   600         13,643
Bank of Fukuoka, Ltd.(d)         5,000         32,936
Bank of Yokohama, Ltd.           9,000         56,739
Benesse Corp.                      500         17,517
Bridgestone Corp.(d)             5,000         99,541
Canon, Inc.(d)                   6,700        361,579
Capcom Co., Ltd.(d)                300          2,852
Casio Computer Co., Ltd.         1,500         23,143
Central Glass Co., Ltd.          2,000         14,170
Central Japan Railway Co.            8         65,346
Chiba Bank, Ltd.                 6,000         40,109
Chubu Electric Power
  Co.(d)                         5,400        129,638
Chugai Pharmaceutical Co.,
  Ltd.(d)                        2,100         34,716
Circle K Sunkus Co.,
  Ltd.(d)                          500         12,857
Citizen Watch Co., Ltd.(d)       2,000         19,225
Coca-Cola West Japan Co.,
  Ltd.(d)                          300          7,700
COMSYS Holdings Corp.            1,000          9,261
Credit Saison Co., Ltd.          1,100         40,041
CSK Corp.(d)                       500         22,641
DAI Nippon Printing Co.,
  Ltd.                           5,000         80,219
Daicel Chemical
  Industries, Ltd.               2,000         11,320
Daiichi Pharmaceutical
  Co., Ltd.                      1,900         41,071
Daikin Industries, Ltd.          1,600         46,218
Daimaru, Inc.(d)                 2,000         16,376

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
JAPAN -- (CONTINUED)
Dainippon Ink & Chemicals,
  Inc.                           5,000   $     11,516
Dainippon Screen MFG. Co.,
  Ltd.                           1,000          6,138
Daito Trust Construction
  Co., Ltd.(d)                     700         33,268
Daiwa House Industry Co.,
  Ltd.                           4,000         45,477
Daiwa Securities Group,
  Inc.                          10,000         72,216
Denki Kagaku Kogyo
  Kabushiki Kaisha               3,000          9,983
Denso Corp.                      4,300        115,190
Dentsu, Inc.(d)                     12         32,322
Dowa Mining Co., Ltd.            2,000         13,018
East Japan Railway Co.              27        150,190
Ebara Corp.(d)                   2,000          9,232
Eisai Co., Ltd.                  2,000         65,775
Electric Power Development
  Co., Ltd.                      1,100         30,809
FamilyMart Co., Ltd.               700         20,391
FANUC, Ltd.                      1,200         78,462
Fast Retailing Co., Ltd.           400         30,448
Fuji Electric Co., Ltd.          4,000         10,774
Fuji Photo Film Co., Ltd.        3,800        138,694
Fuji Soft ABC, Inc.(d)             400         13,233
Fuji Television Network,
  Inc.                               4          8,666
Fujikura, Ltd.                   3,000         13,819
Fujisawa Pharmaceutical
  Co., Ltd.                      2,300         62,960
Fujitsu, Ltd.(d)                14,000         91,129
Furukawa Electric Co.,
  Ltd.(a)(d)                     4,000         22,172
Goodwill Group, Inc.                 4          9,876
Gunma Bank, Ltd.                 3,000         17,420
Gunze, Ltd.                      2,000          9,291
Hankyu Department Stores,
  Inc.                           1,000          7,251
Hino Motors, Ltd.(d)             2,000         14,853
Hirose Electric Co., Ltd.          200         23,382
Hitachi Cable, Ltd.              1,000          4,714
Hitachi Capital Corp.(d)           600         12,384
Hitachi Chemical Co.,
  Ltd.                             800         14,318

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Hitachi Construction
  Machinery Co., Ltd.            1,000   $     13,750
Hitachi Software
  Engineering Co., Ltd.            200          4,567
Hitachi, Ltd.                   25,000        173,221
Hokkaido Electric Power
  Co., Inc.                      1,400         27,530
Hokugin Financial Group,
  Inc.                           9,000         24,593
Honda Motor Co., Ltd.(d)         6,000        310,920
House Food Corp.(d)                500          7,222
Hoya Corp.(d)                      800         90,329
Isetan Co., Ltd.                 1,300         15,161
Ishihara Sangyo Kaisha,
  Ltd.                           2,000          4,587
Ishikawajima-Harima Heavy
  Industries Co., Ltd.(a)        8,000         11,008
Ito En, Ltd.(d)                    200         10,384
Ito-Yokado Co., Ltd.             2,600        109,105
Itochu Corp.                    11,000         50,883
Itochu Techno-Science
  Corp.(d)                         200          8,002
Jafco Co., Ltd.                    200         13,584
Japan Airlines System
  Corp.                          7,000         20,289
Japan Real Estate
  Investment Corp.(d)                2         16,863
Japan Retail Fund
  Investment Corp.(d)                2         16,883
Japan Tobacco, Inc.                  7         79,926
JFE Holding, Inc.(d)             4,300        122,743
JGC Corp.                        2,000         18,288
Joyo Bank, Ltd.                  5,000         24,397
JSR Corp.                        1,400         30,672
Kajima Corp.(d)                  7,000         30,126
Kaken Pharmaceutical Co.,
  Ltd.                           1,000          6,587
Kamigumi Co., Ltd.(d)            2,000         15,966
Kanebo, Ltd.(a)                    300          4,362
Kaneka Corp.(d)                  2,000         22,641
Kansai Electric Power Co.        5,900        119,762
Kansai Paint Co., Ltd.           2,000         12,140
Kao Corp.                        4,000        102,274
Katokichi Co., Ltd.                300          6,002
Kawasaki Heavy Industries,
  Ltd.(d)                       10,000         16,395

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
JAPAN -- (CONTINUED)
Kawasaki Kisen Kaisha,
  Ltd.(d)                        4,000   $     25,725
Keihin Electric Express
  Railway Co., Ltd.(d)           3,000         18,474
Keio Electric Railway Co.,
  Ltd.                           5,000         29,326
Keyence Corp.                      200         44,813
Kikkoman Corp.                   1,000          9,535
Kinden Corp.                     1,000          7,475
Kintetsu Corp.(d)               12,000         41,456
Kirin Brewery Co., Ltd.(d)       6,000         59,081
Kobe Steel, Ltd.(d)             19,000         29,111
Kokuyo Co., Ltd.(d)                600          7,243
Komatsu, Ltd.                    8,000         55,977
Konami Co., Ltd.(d)                700         16,224
Konica Minolta Holdings,
  Inc.(d)                        3,500         46,453
Koyo Seiko Co., Ltd.             1,000         14,072
Kubota Corp.                     8,000         39,660
Kuraray Co., Ltd.                3,000         26,905
Kurita Water Industries,
  Ltd.                             800         11,508
Kyocera Corp.                    1,300        100,098
Kyowa Hakko Kogyo Co.,
  Ltd.                           3,000         22,543
Kyushu Electric Power Co.        3,200         64,643
Lawson, Inc.                       500         18,444
Leopalace21 Corp.                1,100         19,366
Mabuchi Motor Co., Ltd.(d)         200         14,424
Makita Corp.                     1,000         17,488
Marubeni Corp.                  10,000         27,715
Marui Co., Ltd.(d)               2,500         33,473
Matsumotokiyoshi Co.,
  Ltd.(d)                          400         11,398
Matsushita Electric
  Industrial Co., Ltd.          17,400        276,104
Matsushita Electric Works,
  Ltd.                           2,000         17,429
Mediceo Holdings Co.,
  Ltd.(d)                        1,000         11,252
Meiji Dairies Corp.              2,000         11,867
Meiji Seika Kaisha,
  Ltd.(d)                        2,000          9,232
Meitec Corp.(d)                    300         11,184
Millea Holdings, Inc.               11        163,170

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Minebea Co., Ltd.                3,000   $     13,087
Mitsubishi Chemical
  Corp.(d)                      13,000         39,582
Mitsubishi Corp.(d)              9,000        116,288
Mitsubishi Electric Corp.       14,000         68,586
Mitsubishi Estate Co.,
  Ltd.                           8,000         93,686
Mitsubishi Gas Chemical
  Co., Inc.                      3,000         14,141
Mitsubishi Heavy
  Industries, Ltd.(d)           23,000         65,317
Mitsubishi Logistics
  Corp.                          1,000          9,857
Mitsubishi Materials
  Corp.                          7,000         14,687
Mitsubishi Rayon Co.,
  Ltd.                           4,000         14,560
Mitsubishi Tokyo Financial
  Group, Inc.                       36        365,385
Mitsui & Co., Ltd.(d)           10,000         89,685
Mitsui Chemicals, Inc.           5,000         27,227
Mitsui Engineering &
  Shipbuilding Co.,
  Ltd.(d)                        5,000          8,539
Mitsui Fudosan Co.,
  Ltd.(d)                        6,000         72,899
Mitsui Mining & Smelting
  Co., Ltd.                      4,000         17,644
Mitsui O.S.K. Lines, Ltd.        8,000         48,014
Mitsui Sumitomo Insurance
  Co., Ltd.(d)                  10,400         90,329
Mitsui Trust Holdings,
  Inc.(d)                        4,300         42,971
Mitsukoshi, Ltd.(d)              3,000         14,580
Mitsumi Electric Co.,
  Ltd.                             500          5,719
Mizuho Financial Group,
  Inc.                              62        312,208
Murata Manufacturing Co.,
  Ltd.                           1,800        100,654
Namco, Ltd.(d)                     600          7,875
NEC Corp.                       13,000         80,814
NEC Electronics Corp.(d)           300         14,638
Net One Systems Co., Ltd.            4         16,668
NGK Insulators, Ltd.(d)          2,000         19,128
NGK Spark Plug Co., Ltd.         1,000         10,354
Nichii Gakkan Co.(d)               200          6,480
Nichirei Corp.(d)                2,000          7,963
Nidec Corp.(d)                     400         48,756
Nikko Cordial Corp.             13,000         68,888
Nikon Corp.(d)                   2,000         24,710
Nintendo Co., Ltd.                 800        100,478

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
JAPAN -- (CONTINUED)
Nippon Building Fund,
  Inc.                               2   $     17,059
Nippon Express Co., Ltd.         6,000         29,570
Nippon Kayaku Co., Ltd.          1,000          5,582
Nippon Light Metal Co.,
  Ltd.(d)                        5,000         12,638
Nippon Meat Packers, Inc.        1,000         13,555
Nippon Mining Holdings,
  Inc.(d)                        5,500         25,871
Nippon Oil Corp.                11,000         70,528
Nippon Sanso Corp.               2,000         11,730
Nippon Sheet Glass Co.,
  Ltd.(d)                        3,000         12,413
Nippon Shokubai Co., Ltd.        1,000          8,666
Nippon Steel Corp.              50,000        122,475
Nippon Telegraph and
  Telephone Corp.                   42        188,543
Nippon Unipac Holding                7         31,424
Nippon Yusen Kabushiki
  Kaisha                         7,000         37,709
Nippon Zeon Corp.                1,000          8,393
Nishimatsu Construction
  Co., Ltd.(d)                   2,000          6,968
Nissan Chemical
  Industries, Ltd.               1,000          7,875
Nissan Motor Co., Ltd.(d)       20,300        220,691
Nisshin Seifun Group,
  Inc.                           1,000         11,086
Nisshin Steel Co., Ltd.          8,000         18,425
Nisshinbo Industries,
  Inc.                           1,000          7,485
Nissin Food Products Co.,
  Ltd.                             700         17,556
Nitori Co., Ltd.(d)                200         13,057
Nitto Denko Corp.                1,300         71,299
NOK Corp.(d)                       700         21,928
Nomura Holdings, Inc.           15,000        218,698
Nomura Research Institute,
  Ltd.                             200         18,737
NSK, Ltd.                        4,000         20,103
NTN Corp.                        3,000         17,215
NTT Data Corp.                      10         32,302
NTT DoCoMo, Inc.                   160        295,111
Obayashi Corp.                   5,000         31,521
Odakyu Electric Railway
  Co., Ltd.(d)                   5,000         28,984

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
OJI Paper Co., Ltd.              6,000   $     34,430
Oki Electric Industry Co.,
  Ltd.(a)                        4,000         17,215
Okumura Corp.                    2,000         12,648
Olympus Corp.                    2,000         42,647
Omron Corp.                      1,700         40,563
Onward Kashiyama Co.,
  Ltd.                           1,000         14,551
Oracle Corp., Japan(d)             300         15,546
Oriental Land Co., Ltd.(d)         400         27,794
ORIX Corp.                         600         81,507
Osaka Gas Co., Ltd.             16,000         49,966
Pioneer Corp.(d)                 1,200         23,421
Promise Co., Ltd.                  700         50,005
Q.P. Corp.(d)                      900          7,826
Rakuten, Inc.(a)(d)                  4          4,567
Rakuten, Inc. New(a)                36         32,322
Resona Holdings, Inc.(a)        37,000         75,105
Ricoh Co., Ltd.                  5,000         96,467
Rinnai Corp.(d)                    400         10,735
Rohm Co., Ltd.                     900         93,100
Ryohin Keikaku Co., Ltd.           300         15,078
Saizeriya Co., Ltd.                100          1,712
Sanden Corp.                     1,000          6,187
Sanken Electric Co., Ltd.        1,000         13,087
Sankyo Co., Ltd.                 3,000         67,776
Sankyo Co., Ltd. NPV               400         20,221
Sanwa Shutter Corp.              2,000         11,203
Sanyo Electric Co., Ltd.        12,000         41,456
Sapporo Holdings, Inc.(d)        2,000          9,466
Secom Co., Ltd.                  1,500         60,018
Sega Sammy Holdings, Inc.          552         30,328
Seiko Epson Corp.(d)               800         35,601
Seino Transportation Co.,
  Ltd.                           1,000          9,369
Sekisui Chemical Co.,
  Ltd.                           3,000         21,928
Sekisui House, Ltd.(d)           4,000         46,609
Seven-Eleven Japan Co.,
  Ltd.(d)                        3,000         94,564
Sharp Corp.                      7,000        114,287
Shimachu Co., Ltd.                 400          9,896
Shimamura Co., Ltd.(d)             200         14,599
Shimano, Inc.(d)                   600         17,127
Shimizu Corp.                    5,000         25,081

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
JAPAN -- (CONTINUED)
Shin-Etsu Chemical Co.,
  Ltd.                           2,900   $    118,864
Shinsei Bank, Ltd.(d)            4,000         27,247
Shionogi & Co., Ltd.(d)          2,000         27,657
Shiseido Co., Ltd.               3,000         43,447
Shizuoka Bank, Ltd.(d)           5,000         47,380
Showa Denko K.K.(d)              7,000         18,035
Showa Shell Sekiyu K.K.(d)       1,100         10,016
Skylark Co., Ltd.(d)               700         12,037
SMC Corp.                          400         45,789
Snow Brand Milk Products
  Co., Ltd.(a)(d)                1,000          3,074
Softbank Corp.(d)                1,900         92,525
Sojitz Holdings
  Corp.(a)(d)                    2,200          9,533
Sompo Japan Insurance,
  Inc.                           6,000         61,130
Sony Corp.                       7,400        285,976
Stanley Electric Co.,
  Ltd.                           1,200         20,564
Sumitomo Bakelite Co.,
  Ltd.                           1,000          6,314
Sumitomo Chemical Co.,
  Ltd.                          11,000         53,889
Sumitomo Corp.                   7,000         60,388
Sumitomo Electric
  Industries, Ltd.               5,000         54,406
Sumitomo Heavy Industries,
  Ltd.(a)(d)                     4,000         14,873
Sumitomo Metal Industries,
  Ltd.                          30,000         40,695
Sumitomo Metal Mining Co.,
  Ltd.                           4,000         28,574
Sumitomo Mitsui Financial
  Group, Inc.(d)                    32        232,653
Sumitomo Osaka Cement Co.,
  Ltd.                           3,000          7,348
Sumitomo Realty &
  Development Co., Ltd.(d)       3,000         39,114
Sumitomo Trust & Banking
  Co., Ltd.                      9,000         65,082
Suruga Bank, Ltd.                2,000         15,966
Suzuken Co., Ltd.                  300          8,051
T&D Holdings, Inc.               1,400         66,946
Taiheiyo Cement Corp.            7,800         19,411
Taisei Corp.                     6,000         23,363

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Taisho Pharmaceutical Co.,
  Ltd.                           1,000   $     21,762
Taiyo Yuden Co., Ltd.            1,000         11,633
Takara Holdings, Inc.(d)         2,000         13,018
Takashimaya Co., Ltd.            2,000         19,245
Takeda Chemical
  Industries, Ltd.               7,100        357,529
Takefuji Corp.                     530         35,844
Takuma Co., Ltd.                 1,000          7,875
TDK Corp.                        1,000         74,070
Teijin, Ltd.                     6,000         26,056
Teikoku Oil Co., Ltd.(d)         2,000         11,125
Terumo Corp.                     1,300         35,015
THK Co., Ltd.(d)                   800         15,849
TIS, Inc.(d)                       300         13,145
Tobu Railway Co., Ltd.           6,000         22,836
Toda Corp.                       2,000          9,759
Toho Co., Ltd.(d)                1,100         17,380
Tohoku Electric Power Co.,
  Inc.                           3,400         61,052
Tokyo Broadcasting System,
  Inc.                             300          4,892
Tokyo Electric Power Co.,
  Inc.                           9,200        225,803
Tokyo Electron, Ltd.             1,400         86,211
Tokyo Gas Co., Ltd.(d)          20,000         81,975
Tokyu Corp.(d)                   8,000         43,252
Tokyu Land Corp.(d)              2,000          8,354
Tonen General Sekiyu
  K.K.(d)                        3,000         27,315
Toppan Printing Co.,
  Ltd.(d)                        4,000         44,384
Toray Industries, Inc.          10,000         46,843
Toshiba Corp.                   24,000        103,055
Tosoh Corp.                      4,000         17,996
Tostem Inax Holding Corp.        2,000         36,323
Toto, Ltd.(d)                    2,000         19,089
Toyo Seikan Kaisha, Ltd.         1,000         18,444
Toyo Suisan Kaisha, Ltd.         1,000         14,736
Toyobo Co., Ltd.                 5,000         12,052
Toyoda Gosei Co., Ltd.             400          8,139
Toyota Industries Corp.          1,700         42,471
Toyota Motor Corp.              23,100        940,051
Trend Micro, Inc.                  500         26,984
Ube Industries, Ltd.             6,000         10,130

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
JAPAN -- (CONTINUED)
UFJ Holdings, Inc.(a)               30   $    181,809
Uni-Charm Corp.                    400         19,167
UNY Co., Ltd.                    1,000         11,428
Ushio, Inc.                      1,000         18,688
USS Co., Ltd.(d)                   170         14,268
Wacoal Corp.                     1,000         11,994
West Japan Railway Co.              14         56,563
World Co., Ltd.                    300         10,540
Yahoo Japan Corp.(a)(d)             16         76,822
Yakult Honsha Co., Ltd.          1,000         17,800
Yamada Denki Co., Ltd.(d)          600         25,705
Yamaha Corp.                     1,600         24,421
Yamaha Motor Co., Ltd.(d)        1,400         21,013
Yamanouchi Pharmaceutical
  Co., Ltd.(d)                   2,500         97,346
Yamato Transport Co.,
  Ltd.                           3,000         44,501
Yamazaki Baking Co., Ltd.        1,000          9,310
Yokogawa Electric Corp.          2,000         26,740
                                         ------------
                                           15,752,960
                                         ------------
NETHERLANDS -- 4.8%
ABN AMRO Holding NV             12,856        340,578
Aegon NV(d)                     11,296        154,002
Akzo Nobel NV(d)                 2,223         94,818
ASML Holding NV(a)               3,940         63,248
Corio NV                           362         21,207
DSM NV                             639         41,361
Euronext NV(d)                     771         23,548
Getronics NV(a)(d)               3,879          8,858
Hagemeyer NV(a)                  4,146          9,580
Heineken NV(d)                   2,061         68,719
IHC Caland NV                      266         16,899
ING Groep NV                    15,195        459,754
Koninklijke (Royal) KPN NV      16,345        155,296
Koninklijke (Royal) Numico
  NV(a)                          1,269         45,761
Koninklijke (Royal)
  Philips Electronics NV        10,817        286,856
Koninklijke Ahold NV(a)         12,709         98,466
Oce NV                             661         10,117
Qiagen NV(a)(d)                  1,004         10,986
Randstad Holdings NV               383         15,071
Reed Elsevier NV                 5,739         78,241

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Rodamco Europe NV                  383   $     30,403
Royal Dutch Petroleum
  Co.(d)                        17,154        987,457
TNT Post Group NV                3,089         83,890
Unilever NV(d)                   4,699        315,076
Vedior NV(d)                     1,377         22,442
VNU NV                           2,036         60,136
Wereldhave NV                      166         18,051
Wolters Kluwer NV                2,353         47,239
                                         ------------
                                            3,568,060
                                         ------------
NEW ZEALAND -- 0.2%
Auckland International
  Airport, Ltd.                  2,438         14,053
Carter Holt Harvey, Ltd.         5,478          8,191
Contact Energy, Ltd.(d)          2,416         11,169
Fisher & Paykel Appliances
  Holdings, Ltd., Series H       2,544          7,901
Fisher & Paykel Healthcare
  Corp., Ltd.                    4,030          9,431
Fletcher Building, Ltd.          3,621         17,314
Independent Newspapers,
  Ltd.                             917          3,809
Sky City Entertainment
  Group, Ltd.                    3,502         13,609
Telecom Corp. of New
  Zealand, Ltd.                 17,104         75,978
Tenon, Ltd.                         48             76
Tower, Ltd.(a)                   1,563          2,416
Warehouse Group, Ltd.            1,152          3,020
                                         ------------
                                              166,967
                                         ------------
NORWAY -- 0.6%
DNB NOR ASA(d)                   5,600         55,245
Frontline, Ltd.(d)                 341         15,173
Norsk Hydro ASA                  1,223         96,319
Norske Skogindustrier
  ASA(d)                           931         20,137
Orkla ASA(d)                     1,592         52,308
Petroleum Geo-Services
  ASA(a)                           165         10,311
Schibsted ASA                      400         11,359
Ship Finance
  International, Ltd.(d)            78          1,610
Smedvig ASA, Series A              300          5,040

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
NORWAY -- (CONTINUED)
Statoil ASA(d)                   4,558   $     71,493
Storebrand ASA                   1,858         17,946
Tandberg ASA(d)                  1,113         13,828
Telenor ASA(d)                   6,556         59,535
Tomra Systems ASA(d)             1,501          8,253
Yara International
  ASA(a)(d)                      1,823         24,004
                                         ------------
                                              462,561
                                         ------------
PORTUGAL -- 0.4%
Banco BPI SA                     2,891         11,710
Banco Comercial Portugues
  SA                            15,193         39,030
Banco Espirito Santo SA,
  Registered                       889         16,071
Brisa-Auto Estrada de
  Portugal SA                    3,050         27,984
Cimpor-Cimentos de
  Portugal, SGPS SA              1,787         10,080
Energias de Portugal SA         18,365         55,667
Jeronimo Martins SGPS
  SA(a)                            317          4,180
Portugal Telecom SGPS SA         6,820         84,358
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia SA                    397          9,978
Sonae, SGPS SA                   7,598         11,050
                                         ------------
                                              270,108
                                         ------------
SINGAPORE -- 0.8%
Allgreen Properties, Ltd.        4,000          2,646
Ascendas Real Estate
  Investment Trust, Series
  A(a)                             500            502
Ascendas Real Estate
  Investment Trust
  Units(d)                       5,000          5,238
Capitaland, Ltd.(d)              9,000         11,743
CapitaMall Trust                 6,600          7,116
Chartered Semiconductor
  Manufacturing,
  Ltd.(a)(d)                     8,401          5,044
City Developments, Ltd.          3,487         15,166
ComfortDelGro Corp., Ltd.       15,000         14,243
Creative Technology,
  Ltd.(d)                          600          8,968
Datacraft Asia, Ltd.(a)(d)       3,000          3,240

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
DBS Group Holdings, Ltd.         9,000   $     88,765
Fraser & Neave, Ltd.             1,082         10,804
Haw Par Corp., Ltd.                746          2,354
Jardine Cycle & Carriage,
  Ltd.                             566          3,675
Keppel Corp., Ltd.               4,356         22,949
Keppel Land, Ltd.                4,000          5,513
Neptune Orient Lines,
  Ltd.                           4,000          7,351
Oversea-Chinese Banking
  Corp., Ltd.                    8,365         69,179
Overseas Union Enterprise,
  Ltd.                              69            330
Parkway Holdings, Ltd.           7,063          6,490
SembCorp Industries, Ltd.        8,000          7,939
SembCorp Logistics, Ltd.         3,000          3,179
SembCorp Marine, Ltd.            5,000          4,166
Singapore Airlines, Ltd.         4,394         30,686
Singapore Exchange, Ltd.         6,000          6,579
Singapore Land, Ltd.             1,000          2,904
Singapore Post, Ltd.            11,000          5,997
Singapore Press Holdings,
  Ltd.                          13,085         36,873
Singapore Technologies
  Engineering, Ltd.             12,000         17,128
Singapore
  Telecommunications,
  Ltd.                          54,700         79,751
SMRT Corp., Ltd.                 6,000          3,235
STATS ChipPAC, Ltd.(a)(d)        9,000          5,569
United Overseas Bank,
  Ltd.                           9,251         78,206
United Overseas Land,
  Ltd.                           3,327          4,117
Venture Corp.                    2,000         19,481
Wing Tai Holdings, Ltd.(d)       5,833          3,573
                                         ------------
                                              600,699
                                         ------------
SPAIN -- 4.1%
Abertis Infraestructuras
  SA(d)                          2,177         47,937
Acciona SA(d)                      245         21,679
Acerinox, SA(d)                  1,552         24,914
ACS SA(d)                        2,155         49,210
Aguas De Barcelona                   4             84
Altadis SA, Series A             2,204        100,958

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
SPAIN -- (CONTINUED)
Amadeus Global Travel
  Distribution SA, Series
  A(d)                           2,718   $     27,967
Antena 3 Television(a)             175         12,643
Banco Bilbao Vizcaya
  Argentaria SA(d)              26,509        470,222
Banco Popular Espanol
  SA(d)                          1,302         85,833
Banco Santander Central
  Hispano SA(d)                 48,887        606,685
Cintra Concesiones de
  Infraestructuras de
  Transporte SA(a)               1,682         18,473
Corporacion Mapfre SA              828         12,200
Endesa SA(d)                     7,826        183,922
Fomento de Construcciones
  y Contratas SA(d)                381         18,348
Gamesa Corporacion
  Tecnologica, SA(d)               858         12,012
Gas Natural SDG SA(d)            1,330         41,146
Grupo Ferrovial SA(d)              532         28,433
Iberdrola SA(d)                  6,290        159,879
Iberia Lineas Aereas de
  Espana SA(d)                   3,519         12,197
Indra Sistemas SA                1,076         18,384
Industria de Diseno Textil
  SA(d)                          1,777         52,414
Metrovacesa SA(d)                  317         14,736
NH Hoteles SA                      645          8,557
Promotora de Informaciones
  SA(d)                            590         12,527
Repsol YPF SA(d)                 7,522        195,897
Sacyr Vallehermoso SA(d)           950         15,689
Sociedad General de Aguas
  de Barcelona SA(d)               450          9,408
Sogecable SA(a)(d)                 298         13,229
Telefonica Publicidad e
  Informacion SA                 1,278         11,847
Telefonica SA                   36,721        691,794
Union Electrica Fenosa
  SA(d)                          1,814         47,711
Zeltia SA(d)                     1,161          8,127
                                         ------------
                                            3,035,062
                                         ------------

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
SWEDEN -- 2.5%
Alfa Laval AB                      644   $     10,418
Assa Abloy AB, Series B(d)       2,516         42,972
Atlas Copco AB, Series
  A(d)                             885         39,952
Atlas Copco AB, Series B           600         25,055
Axfood AB                          165          5,587
Billerud Aktiebolag(d)             411          7,329
Capio AB(a)                        751          8,928
Castellum AB                       281         10,064
D. Carnegie & Co., AB              580          7,506
Electrolux AB                    2,305         52,722
Elekta AB(a)                       291          8,386
Eniro AB                         1,353         13,845
Gambro AB, Series A              1,700         24,239
Gambro AB, Series B                600          8,419
Getinge AB                       1,254         15,615
Hennes & Mauritz AB (H&M),
  Series B                       3,885        135,338
Hoganas AB, Series B               207          5,560
Holmen AB, Series B                400         13,844
Lundin Petroleum AB(a)           1,658          9,506
Modern Times Group MTG
  AB(a)                            375         10,214
Nordea AB                       18,150        182,991
OMX AB(a)                          700          8,954
Oriflame Cosmetics SA(a)           250          5,793
Sandvik AB(d)                    1,800         72,592
SAS AB(a)(d)                       530          4,785
Scania AB                          800         31,661
Securitas AB, Series B(d)        2,516         43,161
Skandia Forsakrings AB           8,878         44,220
Skandinaviska Enskilda
  Banken (SEB), Series A         3,954         76,457
Skanska AB                       2,900         34,802
SKF AB, Series B                   767         34,164
SSAB Svenskt Stal AB,
  Series A                         400          9,631
SSAB Svenskt Stal AB,
  Series B                         200          4,710
Svenska Cellulosa AB
  (SCA), Series B                1,633         69,666
Svenska Handelsbanken AB,
  Series A                       4,251        110,666
Swedish Match AB(d)              2,705         31,343

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
SWEDEN -- (CONTINUED)
Tele2 AB, Series B(d)              789   $     30,988
Telefonaktiebolaget LM
  Ericsson(a)                  119,192        380,244
TeliaSonera AB                  15,386         92,148
Trelleborg AB, Series B            500          8,502
Volvo AB, Series A                 800         30,517
Volvo AB, Series B(d)            1,885         74,743
Wihlborgs Fastigheter AB           748         15,758
WM-Data AB, Series B             2,000          4,334
                                         ------------
                                            1,858,329
                                         ------------
SWITZERLAND -- 6.8%
ABB, Ltd.(a)                    15,261         85,223
Adecco SA                        1,098         55,281
Ciba Specialty Chemicals
  AG                               580         44,121
Clariant AG                      1,927         31,097
Compagnie Financiere
  Richemont AG                   4,285        142,632
Credit Suisse Group(a)           9,356        393,296
Geberit AG                          29         21,219
Givaudan SA(d)                      61         40,180
Holcim, Ltd.(d)                  1,318         79,398
Kudelski SA(a)(d)                  275         10,109
Kuoni Reisen Holding AG,
  Series B                          25         10,993
Logitech International
  SA(a)                            353         21,576
Lonza Group AG                     308         17,335
Micronas Semiconductor
  Holding AG(a)                    251         12,306
Nestle SA                        3,323        869,398
Nobel Biocare Holding AG           196         35,508
Novartis AG(d)                  19,608        988,074
Phonak Holding AG                  335         11,048
Rieter Holding AG                   35         10,157
Roche Holding AG(d)              5,784        665,839
Serono SA                           54         35,570
SGS Societe Generale de
  Surveillance Holding SA           35         24,516
Straumann Holding AG                61         12,660
Sulzer AG                           29         11,534
Swatch Group AG,
  Registered                       283         41,538
Swatch Group AG, Series B          461         13,703
Swiss Reinsurance Co.            2,646        188,718

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Swisscom AG                        217   $     85,495
Syngenta AG                        876         93,062
Synthes, Inc.(a)                   390         43,730
UBS AG(d)                        8,802        738,080
Unaxis Holding AG                   88          8,745
Valora Holding AG                   34          8,372
Zurich Financial Services
  AG                             1,183        197,253
                                         ------------
                                            5,047,766
                                         ------------
UNITED KINGDOM -- 24.4%
3i Group PLC                     4,791         61,260
Aegis Group PLC                  8,948         18,554
Aggreko PLC                      2,059          6,641
Alliance Unichem PLC             1,897         27,479
AMEC PLC                         2,420         13,834
Amvescap PLC                     6,540         40,274
Anglo American PLC              11,326        267,896
ARM Holdings PLC                 7,769         16,482
Arriva PLC                       1,660         17,210
Associates British Ports
  Holdings PLC                   2,535         23,118
AstraZeneca Group PLC           13,328        483,366
Aviva PLC                       18,024        217,315
BAA PLC                          8,763         98,253
BAE Systems PLC                 25,103        111,090
Balfour Beatty PLC               3,378         20,445
Barclays PLC                    51,698        581,635
Barratt Developments PLC         1,841         21,013
BBA Group PLC                    3,401         18,658
Bellway PLC                        963         15,068
Berkeley Group Holdings
  PLC(a)                           925         14,367
BG Group PLC                    28,123        191,137
BHP Billiton PLC                19,678        230,646
BOC Group PLC                    3,911         74,599
Boots Group PLC                  6,369         80,154
BP PLC(c)                      174,289      1,699,858
BPB PLC                          3,882         35,272
Brambles Industries PLC          5,606         28,011
British Airways PLC(a)           4,154         18,742
British America Tobacco
  PLC                           12,887        222,057
British Land Co. PLC             4,325         74,400
British Sky Broadcasting
  PLC                            9,954        107,402
BT Group PLC                    68,279        266,111
Bunzl PLC                        3,620         30,198

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
UNITED KINGDOM -- (CONTINUED)
Cable & Wireless PLC            19,144   $     43,830
Cadbury Schweppes PLC           16,435        153,035
Capita Group PLC                 5,385         37,814
Carnival PLC                     1,337         81,576
Cattles PLC                      2,458         17,319
Centrica PLC                    30,330        137,570
Close Brothers Group PLC         1,076         15,173
Cobham PLC                         860         20,424
Compass Group PLC               18,498         87,454
Cookson Group PLC(a)            16,253         11,077
Corus Group PLC(a)              36,263         35,159
Daily Mail & General Trust       2,381         33,919
Davis Service Group PLC          1,623         12,776
De La Rue PLC                    1,472          9,807
Diageo PLC                      24,412        348,234
Dixons Group PLC                14,881         43,426
Eircom Group PLC                 4,059          9,545
Electrocomponents PLC            3,378         18,467
EMAP PLC                         2,024         31,689
EMI Group PLC                    6,225         31,671
Enterprise Inns PLC              2,783         42,478
Exel PLC                         2,353         32,662
FirstGroup PLC                   3,346         22,404
FKI PLC                          4,708         10,530
Friends Provident PLC           15,909         47,037
George Wimpey PLC                2,961         22,995
GKN PLC                          5,737         26,049
GlaxoSmithKline PLC(e)          47,251      1,108,565
Great Portland Estates PLC       1,052          6,645
Group 4 Securicor PLC(a)         9,274         24,927
GUS PLC                          8,031        144,705
Hammerson PLC                    2,165         36,100
Hanson PLC                       5,921         50,842
Hays PLC                        16,161         38,552
HBOS PLC                        31,161        507,325
Hilton Group PLC                13,833         75,558
HMV Group PLC                    3,349         16,717
HSBC Holdings PLC(c)            88,929      1,500,760
ICAP PLC                         4,187         21,845
IMI PLC                          2,689         20,328
Imperial Chemical
  Industries PLC                 9,506         43,984
Imperial Tobacco Group PLC       5,794        158,738

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Inchcape PLC                       677   $     25,411
InterContinental Hotels
  Group PLC                      5,317         66,098
International Power PLC(a)      13,336         39,558
Intertek Group PLC               1,331         18,015
Invensys PLC(a)                 41,511         12,353
ITV PLC                         36,322         73,396
J Sainsbury PLC                 11,034         57,303
Johnson Matthey PLC              1,741         33,024
Kelda Group PLC                  2,968         36,042
Kesa Electricals PLC             4,112         22,302
Kidde PLC                        6,723         21,491
Kingfisher PLC                  19,157        113,925
Land Securities Group PLC        3,681         98,940
Legal & General Group PLC       53,365        112,701
Liberty International PLC        1,888         35,178
Lloyds TSB Group PLC            44,766        406,526
LogicaCMG PLC                    5,736         21,227
London Stock Exchange PLC        2,289         25,577
Man Group PLC                    2,268         64,096
Marconi Corp. PLC(a)             1,808         19,525
Marks & Spencer Group PLC       13,513         88,987
Meggitt PLC                      3,606         18,121
MFI Furniture Group PLC          4,959         11,806
Misys PLC                        4,515         18,139
Mitchells & Butlers PLC          4,013         26,196
National Express Group PLC       1,207         19,129
National Grid Transco PLC       24,625        234,497
Next PLC                         2,157         68,330
Novar PLC                        3,484         12,592
Pearson PLC                      6,299         76,007
Peninsular & Oriental
  Steam Navigation Co.           5,734         32,751
Persimmon PLC                    2,099         27,846
Pilkington PLC                   8,661         18,291
Premier Farnell PLC              3,169         10,404
Provident Financial PLC          1,977         25,507
Prudential PLC                  18,754        163,106
Punch Taverns PLC                2,251         29,841
Rank Group PLC                   5,839         29,595
Reckitt Benckiser PLC            4,700        142,031
Reed Elsevier PLC               10,025         92,482
Rentokil Initial PLC            14,547         41,265
Reuters Group PLC               11,269         81,674

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
UNITED KINGDOM -- (CONTINUED)
Rexam PLC                        4,348   $     38,358
Rio Tinto PLC                    8,514        250,585
RMC Group PLC                    1,820         29,666
Rolls-Royce Group PLC           12,741         60,420
Rolls-Royce Group PLC,
  Class B(a)                   466,919            896
Royal & Sun Alliance
  Insurance Group PLC           22,825         33,962
Royal Bank of Scotland
  Group PLC                     25,157        846,198
SABMiller PLC                    6,556        108,751
Sage Group PLC                   9,814         38,108
Schroders PLC                    1,006         14,505
Scottish & Newcastle PLC         6,460         54,044
Scottish & Southern Energy
  PLC                            7,035        117,844
Scottish Power PLC              14,707        113,862
Serco Group PLC                  3,519         16,215
Severn Trent PLC                 3,079         57,163
Shell Transport & Trading
  Co. PLC                       77,154        657,689
Signet Group PLC                13,573         28,665
Slough Estates PLC               3,269         34,519
Smith & Nephew PLC               7,337         75,080
Smiths Group PLC                 4,394         69,344
SSL International PLC            1,537          9,295
Stagecoach Group PLC             6,770         14,785
Tate & Lyle PLC                  3,133         28,436
Taylor Woodrow PLC               4,513         23,567
Tesco PLC                       61,883        382,269
TI Automotive, Ltd., Class
  A(a)                           4,947              0
Tomkins PLC                      6,057         29,566
Trinity Mirror PLC               2,724         33,262
Unilever PLC                    22,041        216,449
United Business Media PLC        2,602         23,979
United Utilities PLC             4,471         54,078
United Utilities PLC,
  Class A                        2,500         21,479
Vodafone Group PLC(e)          530,816      1,439,499
Whitbread PLC                    2,358         38,322
William Hill PLC                 3,278         35,495

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
Wolseley PLC                     4,604   $     86,050
WPP Group PLC                    8,907         97,986
Yell Group PLC                   5,741         48,497
                                         ------------
                                           18,072,429
                                         ------------
TOTAL COMMON STOCKS
(cost $51,758,637)                         71,721,299
                                         ------------
PREFERRED STOCKS -- 0.2%
GERMANY -- 0.2%
Fresenius Medical Care AG          202         11,710
Henkel KGAA                        496         43,148
Porsche AG                          66         42,119
ProSieben Sat.1 Media AG           673         12,349
RWE AG                             301         13,997
Volkswagen AG                      875         29,032
                                         ------------
                                              152,355
                                         ------------
NEW ZEALAND -- 0.0%
Tenon, Ltd.                        366            576
                                         ------------
SWITZERLAND -- 0.0%
Schindler Holding AG                43         17,055
                                         ------------
TOTAL PREFERRED STOCKS
  (cost $133,898)                             169,986
                                         ------------
RIGHTS -- 0.0%
IRELAND -- 0.0%
Waterford Wedgwood(a)            2,638              2
Waterford Wedgwood(a)            8,541              6
                                         ------------
                                                    8
                                         ------------
ITALY -- 0.0%
Banca Nazionale del Lavoro
  SpA(a)                         8,797          2,152
                                         ------------
TOTAL RIGHTS
  (cost $705)                                   2,160
                                         ------------
SHORT TERM INVESTMENTS -- 22.6%
UNITED STATES -- 22.6%
AIM Short Term Investment
  Prime Portfolio(c)           184,029        184,029
AIM Treasury Fund(c)                86             86
Federated Money Market
  Obligations Trust(c)              69             69

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                            MARKET
                              SHARES        VALUE
                            ----------   ------------
UNITED STATES -- (CONTINUED)
State Street Navigator
  Securities Lending Prime
  Portfolio(b)(f) (Note 4)  16,564,927   $ 16,564,927
                                         ------------
TOTAL SHORT TERM INVESTMENTS
(cost $16,749,111)                         16,749,111
                                         ------------
TOTAL INVESTMENTS -- 119.5%
(cost $68,642,351)                         88,642,556
                                         ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (19.5)%                 (14,474,834)
                                         ------------
NET ASSETS -- 100.0%                     $ 74,167,722
                                         ============

                                           UNREALIZED
                            NUMBER OF    APPRECIATION/
                            CONTRACTS    (DEPRECIATION)
                            ----------   --------------
SCHEDULE OF FUTURES
  CONTRACTS (LONG)
SPI 200 Index Futures
  Expiration date 03/2005            3    $      8,273
CAC 40 Euro Futures
  Expiration date 03/2005            4          (1,414)
Hang Seng Index Futures
  Expiration date 01/2005            2             (12)
TOPIX Index Futures
  Expiration date 03/2005            4          19,446
Financial Times Stock
  Exchange
100 Index Futures
  Expiration date 03/2005            5           7,347
MIB 30 Index Futures
  Expiration date 03/2005            3          11,802
                                          ------------
Net unrealized
  appreciation on open
  futures contracts
  purchased                               $     45,442
                                         ==============

---------------
(a) Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.
(c) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(d) All or a portion of these securities were on loan at December 31, 2004.
(e) All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.
(f) Affiliated issuer. See table below for more information.

                                 NUMBER OF     SHARES PURCHASED    SHARES SOLD FOR                       INCOME EARNED
SECURITY                        SHARES HELD   FOR THE YEAR ENDED   THE YEAR ENDED    NUMBER OF SHARES     FOR THE YEAR
DESCRIPTION                     AT 12/31/03        12/31/04           12/31/04       HELD AT 12/31/04    ENDED 12/31/04
-----------                     -----------   ------------------   ---------------   -----------------   --------------
State Street Navigator
  Securities Lending Prime
  Portfolio                     18,284,032        46,628,021         48,347,126         16,564,927          $109,342

Abbreviations
ADR -- American Depositary Receipts
NPV -- No Par Value

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:
  Financials                                                        26.7%
  Consumer Discretionary                                            12.7%
  Industrials                                                        9.5%
  Energy                                                             8.0%
  Telecommunication Services                                         8.0%
  Health Care                                                        7.9%
  Consumer Staples                                                   7.4%
  Materials                                                          7.1%
  Information Technology                                             4.9%
  Utilities                                                          4.7%
  Cash, receivables, and other assets, less liabilities              3.1%
                                                              -----------
                                                                   100.0%
                                                              -----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                              UNREALIZED
OPEN FORWARD FOREIGN CURRENCY                    USD FACE    USD CURRENT   ----------------
PURCHASE CONTRACTS                                VALUE         VALUE       GAIN      LOSS
-----------------------------                   ----------   -----------   -------   ------
Australian Dollar
Local Contract amount -- 247,000                $  192,655   $  192,770    $   115   $   --
Settlement Date -- 02/23/05
Euro Dollar
Local Contract amount -- 594,000                   775,395      807,799     32,404       --
Settlement Date -- 02/23/05
Hong Kong Dollar
Local Contract amount -- 1,233,000                 159,395      159,121         --      274
Settlement Date -- 02/23/05
Japanese Yen
Local Contract amount -- 35,400,000                345,298      346,786      1,488       --
Settlement Date -- 02/23/05
Japanese Yen
Local Contract amount -- 7,000,000                  67,108       68,574      1,466       --
Settlement Date -- 02/23/05
Pound Sterling
Local Contract amount -- 192,000                   354,374      367,318     12,944       --
Settlement Date -- 02/23/05
Pound Sterling
Local Contract amount -- 70,000                    133,560      133,918        358       --
Settlement Date -- 02/23/05
                                                ----------   ----------    -------   ------
Total Open Forward Foreign Currency
Purchase Contracts                              $2,027,785   $2,076,286    $48,775   $  274
                                                ==========   ==========    =======   ======
                                                                              UNREALIZED
OPEN FORWARD FOREIGN CURRENCY                    USD FACE    USD CURRENT   ----------------
SELL CONTRACTS                                    VALUE         VALUE       GAIN      LOSS
-----------------------------                   ----------   -----------   -------   ------
Euro Dollar
Local Contract amount -- 60,000                 $   79,612   $   81,595    $    --   $1,983
Settlement Date -- 02/23/05
Pound Sterling
Local Contract amount -- 67,000                    127,910      128,179         --      269
Settlement Date -- 02/23/05
                                                ----------   ----------    -------   ------
Total Open Forward Foreign Currency
Sell Contracts                                  $  207,522   $  209,774    $    --   $2,252
                                                ==========   ==========    =======   ======

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS
  Investments in unaffiliated issuers at market (identified
     cost $52,077,424) -- including $15,715,883 of
     securities on loan (Note 2)                               $72,077,629
  Investment in non-controlled affiliate at market
     (identified cost $16,564,927) (Note 4)                     16,564,927
                                                               -----------
                                                                88,642,556
  Cash*                                                            187,206
  Foreign currency at market (cost $155,521)                       155,945
  Unrealized appreciation on forward foreign currency
     exchange contracts                                             48,775

Receivables:
  Investment securities sold                                     1,636,987
  Dividends and interest                                            87,976
                                                               -----------
     Total assets                                               90,759,445

LIABILITIES
Payables:
  Investment securities purchased                                   13,802
  Daily variation margin on futures contracts                          929
  Unrealized depreciation on forward foreign currency
     exchange contracts                                              2,526
  Due upon return of securities loaned                          16,564,927
  Management fees (Note 4)                                           9,539
                                                               -----------
     Total liabilities                                          16,591,723
                                                               -----------
NET ASSETS                                                     $74,167,722
                                                               ===========
COMPOSITION OF NET ASSETS
  Paid-in capital                                              $54,064,203
  Net unrealized appreciation on investments, foreign
     currency translation, and futures contracts                20,103,519
                                                               -----------
NET ASSETS                                                     $74,167,722
                                                               ===========

---------------
* Includes restricted cash of $187,145 held as collateral in relation to initial margin requirements on futures contracts.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $294,477)                     $ 1,505,892
  Dividends (non-cash)                                                          223,408
  Interest                                                                          389
  Security lending income (Notes 2 and 4)                                       109,342
                                                                            -----------
     Total Investment Income                                                  1,839,031
EXPENSES
  Management fees (Note 4)                                    $   119,505
                                                              -----------
     Total Expenses                                                             119,505
                                                                            -----------
NET INVESTMENT INCOME                                                         1,719,526
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
  Investments and foreign currency transactions                13,319,550
  Futures contracts                                               679,306
                                                              -----------
                                                                             13,998,856
Net change in unrealized appreciation (depreciation) on:
  Investments and foreign currency translation                   (896,970)
  Futures contracts                                              (266,887)
                                                              -----------
                                                                             (1,163,857)
                                                                            -----------
Net realized and unrealized gain                                             12,834,999
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $14,554,525
                                                                            ===========

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2004   December 31, 2003
                                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                    $  1,719,526        $  2,062,152
  Net realized gain (loss) on investments and futures
     contracts                                               13,998,856          (7,474,780)
  Net change in unrealized appreciation (depreciation)       (1,163,857)         38,004,295
                                                           ------------        ------------
     Net increase in net assets resulting from
       operations                                            14,554,525          32,591,667
                                                           ------------        ------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                29,971,572         104,752,849
  Fair value of withdrawals                                 (95,183,877)        (91,872,233)
                                                           ------------        ------------
     Net increase (decrease) in net assets from capital
       transactions                                         (65,212,305)         12,880,616
                                                           ------------        ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                 (50,657,780)         45,472,283
NET ASSETS
Beginning of year                                           124,825,502          79,353,219
                                                           ------------        ------------
End of year                                                $ 74,167,722        $124,825,502
                                                           ============        ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                           Year       Year       Year       Year      Period
                                          Ended      Ended      Ended      Ended       Ended
                                         12/31/04   12/31/03   12/31/02   12/31/01   12/31/00*
                                         --------   --------   --------   --------   ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
     thousands)                          $74,168    $124,826   $79,353     60,571     $87,620
  Ratios to average net assets:
     Operating expenses                     0.15%       0.15%     0.15%      0.15%       0.15%+
     Net investment income                  2.16%       2.20%     1.85%      1.49%       0.81%+
  Portfolio turnover rate**                   32%         26%       13%        31%          8%++
  Total return(a)                          19.08%      37.59%   (16.05%)   (21.88%)     (0.80%)++

---------------
*   The Portfolio commenced operations on November 13, 2000.
**  The Portfolio turnover rate excludes in-kind security transactions.
+   Annualized.
++  Not Annualized.
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street Equity 500 Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI(R) EAFE(R) Index"). The Portfolio attempts to hold the MSCI(R) EAFE(R) Index constituents in their approximate benchmark weights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. For example, fair value pricing may be used when a significant event affecting the value of one or more securities held by the Portfolio occurs after the close of a related exchange but before the determination of the Portfolio's net asset value. A significant event

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

DECEMBER 31, 2004

includes material market movements, whereby if on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold, then each foreign security held by the Portfolio may be fair valued using a value determined by an independent pricing agent (based upon changes in certain markets, indices and/or securities) rather than using the last closing price of such foreign security on its principal overseas market or exchange. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Portfolio would have received had it sold the investment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

DECEMBER 31, 2004

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $109,342 and $36,447, respectively.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

DECEMBER 31, 2004

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $15,715,883. The loans were collateralized with cash of $16,564,927, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and $10,596 of securities held by the custodian as collateral for Portfolio securities loaned as follows:

Principal                                         Maturity   Interest
 Amount                                            Dates      Rates      Value
---------                                         --------   --------   -------
 $   913    U.S. Treasury Bond                    02/15/26    6.000%    $ 1,067
     752    U.S. Treasury Bond                    02/15/27    6.625         945
            U.S. Treasury Bond
     162    Stripped Principal                    05/15/17    8.750          91
            U.S. Treasury Bond
     278    Stripped Principal                    05/15/21    8.125         123
            U.S. Treasury Bond
   7,400    Stripped Principal                    11/15/21    8.000       3,186
            U.S. Treasury Bond
  14,742    Stripped Principal                    08/15/25    6.875       5,184
                                                                        -------
                                                                        $10,596

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $24,279,459 and $82,461,764, respectively.

At December 31, 2004, the tax cost of investments was $72,569,821. The aggregate gross unrealized appreciation and gross unrealized depreciation was $20,331,526 and $4,258,791, respectively, resulting in net appreciation of $16,072,735 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

DECEMBER 31, 2004

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody and administration and transfer agent services to the Portfolio. As compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. The market value of this investment at December 31, 2004 is listed in the Portfolio of Investments.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

DECEMBER 31, 2004

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by (i) calling (877) 521-4083 or
(ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 11, 2005

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATE STREET MASTER FUNDS
(UNAUDITED)

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                         FUNDS IN         OTHER
                          POSITION(S)   TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF                PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED                DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 -----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 -----------------------------------------------------------------------------------------------------------------------------------
 Michael F. Holland       Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.                 14       Trustee, State
 Holland & Company, LLC   Chairman of                    (investment adviser) (1995 -- present).                     Street
 375 Park Avenue          the Board    Elected: 7/99                                                                 Institutional
 New York, NY 10152                                                                                                  Investment
 DOB: 07/08/44                                                                                                       Trust; Director
                                                                                                                     of the Holland
                                                                                                                     Series Fund,
                                                                                                                     Inc.; and
                                                                                                                     Director, The
                                                                                                                     China Fund,
                                                                                                                     Inc.
 -----------------------------------------------------------------------------------------------------------------------------------



 William L. Boyan         Trustee      Term: Indefinite  Trustee of Old Mutual South Africa Master          14       Trustee, State
 State Street Master                                     Trust (investments) (1997 -- present);                      Street
 Funds                                 Elected: 7/99     Chairman emeritus, Children's Hospital                      Institutional
 P.O. Box 5049                                           (1984 -- present); Director, Boston Plan For                Investment
 Boston, MA 02206                                        Excellence (non-profit) (1994 -- present);                  Trust; and
 DOB: 01/20/37                                           President and Chief Operations Officer, John                Trustee, Old
                                                         Hancock Mutual Life Insurance Company                       Mutual South
                                                         (1959 -- 1999). Mr. Boyan retired in 1999.                  Africa Master
                                                                                                                     Trust
 -----------------------------------------------------------------------------------------------------------------------------------
 Rina K. Spence           Trustee      Term: Indefinite  President of SpenceCare International LLC          14       Trustee, State
 7 Acacia Street                                         (1998 -- present); Member of the Advisory                   Street
 Cambridge, MA 02138                   Elected: 7/99     Board, Ingenium Corp., (technology company)                 Institutional
 DOB: 10/24/48                                           (2001 -- present); Chief Executive Officer,                 Investment
                                                         IEmily.com, (internet company)                              Trust; Director
                                                         (2000 -- 2001); Trustee Eastern Enterprise                  of Berkshire
                                                         (utilities) (1988 -- 2000).                                 Life Insurance
                                                                                                                     Company of
                                                                                                                     America; and
                                                                                                                     Director,
                                                                                                                     IEmily.com
 -----------------------------------------------------------------------------------------------------------------------------------



 Douglas T. Williams      Trustee      Term: Indefinite  Executive Vice President of Chase Manhattan        14       Trustee, State
 State Street Master                                     Bank, (1987 -- 1999). Mr. Williams retired                  Street
 Funds                                 Elected: 7/99     in 1999.                                                    Insitutional
 P.O. Box 5049                                                                                                       Investment
 Boston, MA 02206                                                                                                    Trust
 DOB: 12/23/40
 -----------------------------------------------------------------------------------------------------------------------------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATE STREET MASTER FUNDS
(UNAUDITED)

 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                        FUNDS IN         OTHER
                          POSITION(S)  TERM OF OFFICE                                                 FUND COMPLEX   DIRECTORSHIPS
    NAME, ADDRESS AND      HELD WITH    AND LENGTH OF               PRINCIPAL OCCUPATION              OVERSEEN BY       HELD BY
  DATE OF BIRTH ("DOB")      TRUST       TIME SERVED               DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
 ----------------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 ----------------------------------------------------------------------------------------------------------------------------------
 Donald A. Gignac         President    Term:            Senior Vice President of State Street Bank         --             --
 State Street Bank and                 Indefinite       and Trust Company (2002 -- present); Vice
 Trust Company                                          President of State Street Bank and Trust
 2 Avenue de Lafayette                 Elected: 8/03    Company (1993 to 2002).
 Boston, MA 02111
 DOB: 06/14/65
 ----------------------------------------------------------------------------------------------------------------------------------



 Karen Gillogly           Treasurer    Term:            Vice President of State Street Bank and            --             --
 State Street Bank and                 Indefinite       Trust Company (1999 -- present); Audit
 Trust Company                                          Senior Manager, Ernst & Young
 One Federal Street                    Elected: 9/03    LLP(1998 -- 1999).
 Boston, MA 02110
 DOB: 09/03/66
 ----------------------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco         Secretary    Term:            Vice President and Counsel of State Street         --             --
 State Street Bank and                 Indefinite       Bank and Trust Company (2000 -- present);
 Trust Company                                          Counsel of First Data Investor Services
 One Federal Street                    Elected: 5/00    Group, Inc., (1994 -- 2000).
 Boston, MA 02110
 DOB: 09/03/57
 ----------------------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini       Chief        Term: Unlimited  Senior Principal and Chief Compliance and          --             --
 SSgA Funds               Compliance                    Risk Management Officer, SSgA Funds
 Management, Inc.         Officer      Elected: 5/04    Management, Inc. and State Street Global
 State Street Financial                                 Advisors (2001 -- present); Managing
 Center                                                 Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                     (1986 -- 2001).
 Boston, MA 02111
 DOB: 12/17/43
 ----------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2004

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                  DECEMBER 31, 2004
----------------------                  -----------------
Repurchase Agreements                        45.1%
Commercial Paper                             26.9
Time Deposits                                 7.0
U.S. Government Agency Obligations            6.6
Bank Note                                     3.9
Euro Certificate of Deposit                   3.9
Medium Term Note                              3.9
Yankee Certificate of Deposit                 2.6
Other assets less liabilities                 0.1
                                        ---------
Total                                       100.0%
                                        ---------

MATURITY LADDER*           DECEMBER 31, 2004
----------------           -----------------
3 Days                           52.1%
4-90 Days                        44.0
90+ Days                          3.9
                           ----------
Total                           100.0%
                           ----------
Average maturity              19 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 12, 2004 (commencement of operations) to December 31, 2004.

The table below illustrates your Portfolio's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Period from August 12, 2004 (commencement of operations) to December 31, 2004

                        BEGINNING          ENDING           EXPENSES PAID
                      ACCOUNT VALUE     ACCOUNT VALUE          DURING
                         8/12/04          12/31/04            PERIOD *
                      -------------     -------------       -------------
BASED ON ACTUAL
PORTFOLIO RETURN      $1,000.00         $1,006.84           $ 0.39
BASED ON
HYPOTHETICAL (5%
RETURN BEFORE
EXPENSES)             $1,000.00         $1,019.01           $ 0.39

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2004 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (from August 12, 2004 (commencement of operations) to December 31, 2004), then divided by the number of days in the most recent 12-month period.

                       STATE STREET MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

NAME OF ISSUER                              INTEREST      MATURITY        PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                            RATE          DATE            AMOUNT           COST +
------------------                            ----          ----            ------           ------
COMMERCIAL PAPER - 26.85%
ABCP CREDIT ARBITRAGE - 6.53%
  Aspen Funding Corp.                       2.470%       03/16/2005     $  5,000,000     $   4,975,025
  Grampian Funding Ltd.                     2.310%       02/04/2005       10,000,000         9,977,994
  Lake Constance Funding LLC                2.200%       02/07/2005       10,000,000         9,977,389
                                                                                         -------------
                                                                                            24,930,408
                                                                                         -------------
ABCP HYBRID - 1.31%
  Giro Balanced Funding Corp.               2.260%       01/14/2005        5,000,000         4,995,775
                                                                                         -------------
ABCP RECEIVABLES AND SECURITIES - 9.34%
  CRC Funding LLC                           2.300%       01/31/2005        7,500,000         7,485,313
  Liberty Street Funding Corp.              2.290%       01/25/2005       10,000,000         9,984,267
  Nieuw Amsterdam Receivables               2.500%       03/21/2005        8,259,000         8,214,234
  Thunder Bay Funding, Inc.                 2.490%       03/14/2005       10,000,000         9,951,000
                                                                                         -------------
                                                                                            35,634,813
                                                                                         -------------
BANK FOREIGN - 5.23%
  Alliance & Leicester Plc                  1.860%       01/27/2005       10,000,000         9,986,567
  Nordea North America, Inc.                2.280%       01/26/2005       10,000,000         9,983,785
                                                                                         -------------
                                                                                            19,970,352
                                                                                         -------------
FINANCE NON-CAPTIVE CONSUMER - 4.44%
  General Electric Capital Corp.            1.850%       02/11/2005       10,000,000         9,978,931
  General Electric Capital Corp.            1.990%       03/09/2005        7,000,000         6,974,075

                                                                                            16,953,005
                                                                                         -------------
TOTAL COMMERCIAL PAPER                                                                     102,484,353
                                                                                         -------------
YANKEE CERTIFICATE OF DEPOSIT - 2.62%
BANK FOREIGN - 2.62%
  UBS AG                                    1.950%       02/17/2005       10,000,000        10,000,000
                                                                                         -------------
TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                         10,000,000
                                                                                         -------------
EURO CERTIFICATE OF DEPOSIT - 3.93%
BANK FOREIGN - 3.93%
  Societe Generale                          1.820%       01/19/2005       15,000,000        15,000,000
                                                                                         -------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                           15,000,000
                                                                                         -------------
BANK NOTE - 3.93%
BANK DOMESTIC - 3.93%
  U.S. Bank NA                              1.920%       02/10/2005       15,000,000        15,000,000
                                                                                         -------------
TOTAL BANK NOTE                                                                             15,000,000
                                                                                         -------------
MEDIUM TERM NOTE - 3.93%
FINANCE NON-CAPTIVE CONSUMER - 3.93%
  American Express Credit Corp. (a)         2.510%       01/18/2005       15,000,000        15,005,794
                                                                                         -------------
TOTAL MEDIUM TERM NOTE                                                                      15,005,794
                                                                                         -------------
TIME DEPOSITS - 7.02%
BANK DOMESTIC - 7.02%
  Marshall & Ilsley                         2.000%       01/03/2005       11,821,000        11,821,000
  National City Bank                        2.000%       01/03/2005       15,000,000        15,000,000
                                                                                         -------------
TOTAL TIME DEPOSITS                                                                         26,821,000
                                                                                         -------------

                       STATE STREET MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

NAME OF ISSUER                                                      INTEREST      MATURITY        PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                                    RATE          DATE           AMOUNT            COST +
------------------                                                    ----          ----           ------            ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.54%
   Federal National Mortgage Association (a)                         2.350%      03/09/2005     $ 15,000,000     $  14,995,346
   Federal National Mortgage Association Discount Notes              1.830%      02/16/2005       10,000,000         9,976,617
                                                                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                            24,971,963
                                                                                                                 -------------
REPURCHASE AGREEMENTS -- 45.11%
   Bear Stearns Tri Party Repo, dated 12/31/04
      (collateralized by Federal Home Loan Mortgage
      Corporation, 4.500%-8.500% due 04/01/13-11/01/34 and
      Federal National Mortgage Association, 4.000%-8.000%
      due 08/01/08-01/01/35 valued at $61,204,538); proceeds
      $60,011,450                                                    2.290%      01/03/2005       60,000,000        60,000,000
   Countrywide Tri Party Repo, dated 12/31/04
      (collateralized by Federal Home Loan Mortgage
      Corporation, 6.000% due 11/01/33 and Federal National
      Mortgage Association, 4.500% due 05/01/13 valued at
      $15,300,000); proceeds $15,002,875                             2.300%      01/03/2005       15,000,000        15,000,000
   Goldman Sachs Tri Party Repo, dated 12/31/04
      (collateralized by U.S. Treasury Stripped Principal, zero
      coupon due 11/15/05 valued at $83,825,641); proceeds
      $82,197,341                                                    2.240%      01/03/2005       82,182,000        82,182,000
   Lehman Brothers Tri Party Repo, dated 12/31/04
      (collateralized by Federal Home Loan Bank, 5.750% due
      05/15/12 and Federal Home Loan Mortgage Corporation,
      2.125% due 11/15/05 valued at $15,303,134); proceeds
      $15,002,750                                                    2.200%      01/03/2005       15,000,000        15,000,000
                                                                                                                 -------------
TOTAL REPURCHASE AGREEMENTS                                                                                         172,182,000
                                                                                                                 -------------
TOTAL INVESTMENTS -- 99.93%                                                                                        381,465,110
OTHER ASSETS LESS LIABILITIES -- 0.07%                                                                                 250,395
                                                                                                                 -------------
NET ASSETS -- 100.00%                                                                                            $ 381,715,505
                                                                                                                 =============

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2004.

+   See Note 2 to the Financial Statements.

                     See Notes to the Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)             $  209,283,110
Repurchase agreements (cost $172,182,000) (Note 2)                             172,182,000
                                                                            --------------
                                                                               381,465,110
Receivables:
   Cash                                                                                645
   Interest receivable                                                             292,991
   Receivable from adviser (Note 3)                                                 27,282
                                                                            --------------
      Total assets                                                             381,786,028

LIABILITIES
Payables:
   Administration, custody and transfer agent fees (Note 3)                          8,064
   Investment advisory fee (Note 3)                                                 22,350
   Professional fees                                                                35,200
   Accrued expenses and other liabilities                                            4,909
                                                                            --------------
      Total Liabilities                                                             70,523
                                                                            --------------
NET ASSETS                                                                  $  381,715,505
                                                                            ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                                             $  381,715,505
                                                                            --------------
NET ASSETS                                                                  $  381,715,505
                                                                            ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004*

INVESTMENT INCOME
  Interest                                                                $ 2,240,100
                                                                          -----------
EXPENSES
  Management fees (Note 3)                                                    123,336
  Administration, custody and transfer agent fees (Note 3)                     58,064
  Professional fees                                                            35,708
  Trustees' fees                                                                3,909
  Printing fees                                                                 2,000
  Other expenses                                                                2,909
                                                                          -----------
     Total Expenses                                                           225,926
  Less: Fee waivers/reimbursements by investment adviser (Note 3)            (102,591)
                                                                          -----------
     Total Net Expenses                                                       123,335
                                                                          -----------
NET INVESTMENT INCOME                                                       2,116,765
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 2,116,765
                                                                          ===========

* The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Period
                                                                         Ended
                                                                   December 31, 2004*
                                                                   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                            $     2,116,765
                                                                   ---------------
    Net increase in net assets resulting from operations                 2,116,765
                                                                   ---------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                        1,620,664,197
  Fair value of withdrawals                                         (1,241,065,457)
                                                                   ---------------
  Net increase in net assets from capital transactions                 379,598,740
                                                                   ---------------
TOTAL NET INCREASE IN NET ASSETS                                       381,715,505

NET ASSETS
Beginning of period                                                              -
                                                                   ---------------
End of period                                                      $   381,715,505
                                                                   ===============

* The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                              PERIOD
                                                               ENDED
                                                             12/31/04*
                                                             ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                   $ 381,716

  Ratios to average net assets:
    Gross operating expenses                                      0.18%**
    Net operating expenses                                        0.10%**
    Net investment income                                         1.71%**

  Total return (a)                                                0.68%

-------------------------------------------------
* The Portfolio commenced operations on August 12, 2004.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

** Annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2004

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street Equity 500 Index Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. The Portfolio commenced operations on August 12, 2004. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios and Funds. Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM (the "Adviser"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2005. For the period ended December 31, 2004, SSgA FM reimbursed the Portfolio $102,591 under this agreement. There is no agreement in place for SSgA FM to recover operating expenses previously waived or reimbursed.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee of the average daily net assets as follows:

                                       Annual percentage of
Asset Levels                         average daily net assets
------------                         --------------------------
First $200 Million                   0.04%
Next $200 Million                    0.03
Thereafter                           0.02

Minimum annual fee:
Assets of $500 million and less      $150,000
Assets of $500 million - $2 billion  $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended December 31, 2004, no amounts were waived under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses. The Portfolio reimburses State Street or its affiliates for its pro-rata share of the total fees.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

      GENERAL INFORMATION (UNAUDITED)

      PROXY VOTING POLICIES AND PROCEDURES AND RECORD

      The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will also be available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

      QUARTERLY PORTFOLIO SCHEDULE

      The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET MONEY MARKET PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2004, and the related statement of operation, the statement of changes in net assets, and financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 12, 2004 (commencement of operations) to December 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
February 11, 2005

STATE STREET MONEY MARKET PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                         NUMBER OF
                                                                                          FUNDS IN          OTHER
                             POSITION(S)   TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS AND           HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION     OVERSEEN BY         HELD BY
DATE OF BIRTH ("DOB")           TRUST       TIME SERVED       DURING PAST FIVE YEARS      TRUSTEE           TRUSTEE
---------------------           -----       -----------       ----------------------      -------           -------
INDEPENDENT TRUSTEES:

Michael F. Holland           Trustee and   Term:Indefinite    Chairman, Holland &            14         Trustee, State
Holland & Company, LLC       Chairman of                      Company L.L.C.                            Street
375 Park Avenue              the Board     Elected: 7/99      (investment adviser)                      Institutional
New York, NY 10152                                            (1995 - present).                         Investment
DOB: 07/08/44                                                                                           Trust; Director
                                                                                                        of the Holland
                                                                                                        Series Fund,
                                                                                                        Inc.; and
                                                                                                        Director, The
                                                                                                        China Fund,
                                                                                                        Inc.

William L. Boyan             Trustee       Term:Indefinite    Trustee of Old Mutual          14         Trustee, State
State Street Master Funds                                     South Africa Master Trust                 Street
P.O. Box 5049                              Elected: 7/99      (investments) (1997 -                     Institutional
Boston, MA 02206                                              present);                                 Investment
DOB: 01/20/37                                                 Chairman emeritus,                        Trust; and
                                                              Children's                                Trustee, Old
                                                              Hospital (1984 - present);                Mutual South
                                                              Director, Boston Plan For                 Africa Master
                                                              Excellence (non-profit)                   Trust
                                                              (1994 - present);
                                                              President and Chief
                                                              Operations Officer, John
                                                              Hancock Mutual Life
                                                              Insurance Company
                                                              (1959 - 1999). Mr. Boyan
                                                              retired in 1999.

Rina K. Spence               Trustee       Term:Indefinite    President of SpenceCare        14         Trustee, State
7 Acacia Street                                               International LLC (1998 -                 Street
Cambridge, MA 02138                        Elected: 7/99      present); Member of the                   Institutional
DOB: 10/24/48                                                 Advisory Board, Ingenium                  Investment
                                                              Corp., (technology                        Trust; Director
                                                              company)                                  of Berkshire
                                                              (2001 - present); Chief                   Life Insurance
                                                              Executive Officer,                        Company of
                                                              IEmily.com,                               America; and
                                                              (internet company) (2000-                 Director,
                                                              2001); Trustee                            IEmily.com
                                                              Eastern Enterprise
                                                              (utilities) (1988 - 2000).

Douglas T. Williams          Trustee       Term:Indefinite    Executive Vice President       14         Trustee, State
State Street Master Funds                                     of Chase Manhattan Bank,                  Street
P.O. Box 5049                              Elected: 7/99      (1987 - 1999). Mr. Williams               Insitutional
Boston, MA 02206                                              retired in 1999.                          Investment
DOB:12/23/40                                                                                            Trust

STATE STREET MONEY MARKET PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                           NUMBER OF
                                                                                            FUNDS IN      OTHER
                             POSITION(S)   TERM OF OFFICE                                 FUND COMPLEX  DIRECTORSHIPS
  NAME, ADDRESS AND           HELD WITH    AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY    HELD BY
DATE OF BIRTH ("DOB")           TRUST       TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE      TRUSTEE
---------------------           -----       -----------        ----------------------        -------      -------
OFFICERS:

Donald A. Gignac             President     Term:Indefinite    Senior Vice President of         -             -
State Street Bank and Trust                                   State Street Bank and
Company                                    Elected: 8/03      Trust Company (2002 -
2 Avenue de Lafayette                                         present); Vice President
Boston, MA 02111                                              of State Street Bank and
DOB: 06/14/65                                                 Trust Company (1993 to
                                                              2002).

Karen Gillogly               Treasurer     Term:Indefinite    Vice President of State          -             -
State Street Bank and Trust                                   Street Bank and Trust
Company                                    Elected: 9/03      Company (1999-
One Federal Street                                            present); Audit Senior
Boston, MA 02110                                              Manager, Ernst & Young
DOB: 09/03/66                                                 LLP(1998-1999).

Julie A. Tedesco             Secretary     Term:Indefinite    Vice President and Counsel       -             -
State Street Bank and Trust                                   of State Street Bank and
Company                                                       Trust
One Federal Street                         Elected: 5/00      Company (2000 - present);
Boston, MA 02110                                              Counsel of First Data
DOB: 09/03/57                                                 Investor
                                                              Services Group, Inc.,
                                                              (1994 - 2000).

Peter A. Ambrosini           Chief         Term: Unlimited    Senior Principal and Chief       -             -
SSgA Funds                   Compliance                       Compliance and Risk
Management, Inc.             Officer       Elected: 5/04      Management Officer, SSgA
State Street Financial                                        Funds Management, Inc. and
Center                                                        State Street Global Advisors
One Lincoln Street                                            (2001-present); Managing
Boston, MA 02111                                              Director,
DOB: 12/17/43                                                 PricewaterhouseCoopers LLP
                                                              (1986-2001).

      The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2004, State Street Master Funds (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)   Audit Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $95,000 and $60,000, respectively.

      (b)   Audit-Related Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

      (c)   Tax Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $14,000 and $5,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

      (d)   All Other Fees

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

            For the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

      (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

                "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                   1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                   2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must
                       (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

            Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

            Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

(e)(2) Percentages of Services

      None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)   Not applicable.

(g)   Total Fees Paid By Adviser and Certain Affiliates

      For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,132,210 and $4,730,732, respectively.

(h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Master Funds

By:               /s/Donald A. Gignac
                  -----------------------------------------------------
                  Donald A. Gignac
                  President

By:               /s/Karen D. Gillogly
                  -----------------------------------------------------
                  Karen D. Gillogly
                  Treasurer

Date:             March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:               /s/Donald A. Gignac
                  -----------------------------------------------------
                  Donald A. Gignac
                  President

By:               /s/Karen D. Gillogly
                  -----------------------------------------------------
                  Karen D. Gillogly
                  Treasurer

Date:             March 2, 2005